DODGE & COX STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2019

COMMON STOCKS: 96.7%

	SHARES	VALUE
COMMUNICATION SERVICES: 14.2%
MEDIA & ENTERTAINMENT: 12.5%
Alphabet, Inc., Class A(a)	82,300	$96,858,047
Alphabet, Inc., Class C(a)	1,789,553	2,099,700,430
Charter Communications, Inc., Class A(a)	7,009,486	2,431,660,788
Comcast Corp., Class A	75,901,194	3,034,529,736
DISH Network Corp., Class A(a)	17,688,637	560,552,907
Fox Corp., Class A	8,352,775	306,630,370
Fox Corp., Class B	2,761,233	99,073,040
News Corp., Class A	9,313,490	115,859,816
The Walt Disney Co.	194,791	21,627,645

		8,766,492,779
TELECOMMUNICATION SERVICES: 1.7%
AT&T, Inc.	12,289,687	385,404,584
Sprint Corp.(a)	58,515,127	330,610,468
Zayo Group Holdings, Inc.(a)(b)	15,994,900	454,575,058

		1,170,590,110

		9,937,082,889
CONSUMER DISCRETIONARY: 3.5%
AUTOMOBILES & COMPONENTS: 0.3%
Harley-Davidson, Inc.	6,567,647	234,202,292
CONSUMER DURABLES & APPAREL: 0.4%
Mattel, Inc.(a)(b)	22,148,305	287,927,965
RETAILING: 2.8%
Booking Holdings, Inc.(a)	561,500	979,766,965
Qurate Retail, Inc., Series A(a)	33,223,476	530,911,146
Target Corp.	1,335,215	107,164,356
The Gap, Inc.	11,830,600	309,725,108

		1,927,567,575

		2,449,697,832
CONSUMER STAPLES: 0.8%
FOOD, BEVERAGE & TOBACCO: 0.8%
Molson Coors Brewing Company, Class B	9,093,925	542,452,626
ENERGY: 9.5%
Anadarko Petroleum Corp.(b)	27,677,121	1,258,755,463
Apache Corp.(b)	32,534,809	1,127,656,480
Baker Hughes, a GE Company	37,130,796	1,029,265,665
Concho Resources, Inc.	2,745,500	304,640,680
Halliburton Co.	18,889,212	553,453,911
National Oilwell Varco, Inc.	11,123,409	296,327,616
Occidental Petroleum Corp.	18,047,926	1,194,772,701
Schlumberger, Ltd. (Curacao/United States)	20,014,845	872,046,797
Weatherford International PLC(a) (Ireland/United States)	21,059,454	14,699,499

		6,651,618,812
FINANCIALS: 24.5%
BANKS: 9.4%
Bank of America Corp.	69,455,300	1,916,271,727
BB&T Corp.	11,492,544	534,748,073
JPMorgan Chase & Co.	16,296,500	1,649,694,695
Wells Fargo & Co.	50,524,841	2,441,360,317

		6,542,074,812
DIVERSIFIED FINANCIALS: 12.4%
American Express Co.	14,831,500	1,621,082,950
Bank of New York Mellon Corp.	31,498,524	1,588,470,565
Capital One Financial Corp.(b)	25,380,113	2,073,301,431
Charles Schwab Corp.	47,508,300	2,031,454,908
Goldman Sachs Group, Inc.	7,016,700	1,347,136,233

		8,661,446,087
INSURANCE: 2.7%
AEGON NV (Netherlands)	73,014,367	349,738,818
Brighthouse Financial, Inc.(a)(b)	6,685,763	242,626,339
MetLife, Inc.	30,367,100	1,292,727,447

		1,885,092,604

		17,088,613,503

	SHARES	VALUE
HEALTH CARE: 21.3%
HEALTH CARE EQUIPMENT & SERVICES: 5.1%
Cigna Corp.	8,081,304	$1,299,635,309
CVS Health Corp.	11,841,500	638,612,095
Danaher Corp.	3,123,100	412,311,662
Medtronic PLC (Ireland/United States)	3,510,000	319,690,800
UnitedHealth Group, Inc.	3,792,460	937,723,660

		3,607,973,526
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.2%
Alnylam Pharmaceuticals, Inc.(a)	3,007,761	281,075,266
AstraZeneca PLC ADR (United Kingdom)	32,630,573	1,319,254,066
Bristol-Myers Squibb Co.	25,796,239	1,230,738,563
Eli Lilly and Co.	9,016,819	1,170,022,433
Gilead Sciences, Inc.	11,322,512	736,076,505
GlaxoSmithKline PLC ADR (United Kingdom)	31,935,000	1,334,563,650
Incyte Corp.(a)	1,995,900	171,667,359
Novartis AG ADR (Switzerland)	19,212,800	1,847,118,592
Roche Holding AG ADR (Switzerland)	41,406,999	1,423,986,696
Sanofi ADR (France)	40,337,328	1,786,136,884

		11,300,640,014

		14,908,613,540
INDUSTRIALS: 7.7%
CAPITAL GOODS: 4.1%
Johnson Controls International PLC (Ireland/United States)	44,665,751	1,649,952,842
United Technologies Corp.	9,690,700	1,249,034,323

		2,898,987,165
TRANSPORTATION: 3.6%
FedEx Corp.	11,661,299	2,115,476,252
Union Pacific Corp.	2,339,800	391,214,560

		2,506,690,812

		5,405,677,977
INFORMATION TECHNOLOGY: 14.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.8%
Maxim Integrated Products, Inc.	5,434,375	288,945,719
Microchip Technology, Inc.	11,127,133	923,106,953

		1,212,052,672
SOFTWARE & SERVICES: 4.1%
Micro Focus International PLC ADR(b) (United Kingdom)	23,951,577	617,711,171
Microsoft Corp.	19,241,400	2,269,330,716

		2,887,041,887
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.3%
Cisco Systems, Inc.	19,742,811	1,065,914,366
Dell Technologies, Inc., Class C(a)	8,840,717	518,861,681
Hewlett Packard Enterprise Co.(b)	83,131,993	1,282,726,652
HP Inc.	59,543,278	1,156,925,891
Juniper Networks, Inc.(b)	27,579,065	730,017,851
TE Connectivity, Ltd. (Switzerland)	12,723,075	1,027,388,306

		5,781,834,747

		9,880,929,306
MATERIALS: 1.0%
Ball Corporation	1,465,578	84,798,343
Celanese Corp.	6,253,598	616,667,299

		701,465,642
TOTAL COMMON STOCKS (Cost $48,819,512,169)		$67,566,152,127

1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2019

SHORT-TERM INVESTMENTS: 2.8%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 2.4%
Fixed Income Clearing Corporation(c) 1.60%, dated 3/29/19, due 4/1/19, maturity value $1,642,915,026	$1,642,696,000	$1,642,696,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	278,011,977	278,011,977

TOTAL SHORT-TERM INVESTMENTS (Cost $1,920,707,977)		$1,920,707,977

TOTAL INVESTMENTS IN SECURITIES (Cost $50,740,220,146)	99.5%	$69,486,860,104
OTHER ASSETS LESS LIABILITIES	0.5%	372,126,613

NET ASSETS	100.0%	$69,858,986,717

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.375%-2.50%, 12/31/20-2/28/21 and U.S. Treasury Inflation Indexed Note 0.125%, 4/15/21. Total collateral value is $1,675,567,262.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	13,892	6/21/19	$1,971,135,880	$14,438,671

See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (a)	$67,566,152,127	$—	$—
Short-term Investments
Repurchase Agreement	—	1,642,696,000	—
Money Market Fund	278,011,977	—	—

Total Securities	$67,844,164,104	$1,642,696,000	$—

Other Investments
Futures Contracts
Appreciation	$14,438,671	$—	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Dodge & Cox Stock Fund / 3

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the three-month period ended March 31, 2019. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period
COMMON STOCKS: 11.6%
COMMUNICATION SERVICES: 0.7%
Zayo Group Holdings, Inc.(b)	16,027,500	—	(32,600)	15,994,900	$—	$(145,386)	$89,490,815	$454,575,058
CONSUMER DISCRETIONARY: 0.4%
Mattel, Inc.(b)	20,504,501	2,000,000	(356,196)	22,148,305	—	(342,397)	64,788,857	287,927,965
ENERGY: 3.4%
Anadarko Petroleum Corp.	26,957,621	775,000	(55,500)	27,677,121	8,183,136	152,897	45,314,340	1,258,755,463
Apache Corp.	31,484,032	1,116,977	(66,200)	32,534,809	8,150,252	574,351	272,633,289	1,127,656,480

								2,386,411,943

FINANCIALS: 3.3%
Brighthouse Financial, Inc.(b)	6,699,363	—	(13,600)	6,685,763	—	82,225	38,938,178	242,626,339
Capital One Financial Corp.	22,661,213	2,770,000	(51,100)	25,380,113	9,972,485	2,967,578	138,559,085	2,073,301,431

								2,315,927,770

INFORMATION TECHNOLOGY: 3.8%
Hewlett Packard Enterprise Co.	84,295,793	1,000,000	(2,163,800)	83,131,993	9,352,349	10,263,012	180,131,114	1,282,726,652
Juniper Networks, Inc.	25,633,165	2,000,000	(54,100)	27,579,065	5,050,022	312,179	(10,903,111)	730,017,851
Micro Focus International PLC ADR	24,000,377	—	(48,800)	23,951,577	13,971,865	554,519	205,298,932	617,711,171

								2,630,455,674

					$54,680,109	$14,418,978	$1,024,251,499	$8,075,298,410

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

4 / Dodge & Cox Stock Fund

DODGE & COX GLOBAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	March 31, 2019

COMMON STOCKS: 94.3%

	SHARES	VALUE
COMMUNICATION SERVICES: 14.9%
MEDIA & ENTERTAINMENT: 12.7%
Alphabet, Inc., Class C(a) (United States)	201,999	$237,007,447
Altice Europe NV, Series A(a) (Netherlands)	7,733,145	20,307,373
Baidu, Inc. ADR(a) (Cayman Islands/China)	628,000	103,525,800
Charter Communications, Inc., Class A(a) (United States)	807,297	280,059,402
Comcast Corp., Class A (United States)	6,996,600	279,724,068
DISH Network Corp., Class A(a) (United States)	1,630,800	51,680,052
Grupo Televisa SAB ADR (Mexico)	9,011,100	99,662,766
Liberty Global PLC, Series C(a) (United Kingdom)	5,107,000	123,640,470
MultiChoice Group, Ltd.(a) (South Africa)	641,000	5,362,121
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	4,865,584

		1,205,835,083
TELECOMMUNICATION SERVICES: 2.2%
Millicom International Cellular SA SDR (Luxembourg)	1,003,400	60,922,989
Sprint Corp.(a) (United States)	8,868,500	50,107,025
Zayo Group Holdings, Inc.(a) (United States)	3,383,900	96,170,438

		207,200,452

		1,413,035,535
CONSUMER DISCRETIONARY: 7.0%
AUTOMOBILES & COMPONENTS: 1.6%
Bayerische Motoren Werke AG (Germany)	894,300	68,968,713
Honda Motor Co., Ltd. (Japan)	3,289,100	88,882,564

		157,851,277
CONSUMER DURABLES & APPAREL: 0.3%
Mattel, Inc.(a) (United States)	2,144,367	27,876,771
RETAILING: 5.1%
Booking Holdings, Inc.(a) (United States)	65,100	113,593,641
JD.com, Inc. ADR(a) (Cayman Islands/China)	4,709,946	142,004,872
Naspers, Ltd. (South Africa)	641,000	148,030,962
Qurate Retail, Inc., Series A(a) (United States)	4,838,072	77,312,390

		480,941,865

		666,669,913
CONSUMER STAPLES: 0.6%
FOOD & STAPLES RETAILING: 0.6%
Magnit PJSC (Russia)	1,071,321	59,382,679

ENERGY: 7.2%
Anadarko Petroleum Corp. (United States)	2,538,600	115,455,528
Apache Corp. (United States)	4,567,082	158,295,062
Baker Hughes, a GE Company (United States)	2,333,727	64,690,912
National Oilwell Varco, Inc. (United States)	162,035	4,316,612
Occidental Petroleum Corp. (United States)	2,374,463	157,189,451
Schlumberger, Ltd. (Curacao/United States)	1,431,200	62,357,384
Suncor Energy, Inc. (Canada)	3,752,400	121,690,332
Weatherford International PLC(a) (Ireland/United States)	3,174,955	2,216,119

		686,211,400
FINANCIALS: 27.9%
BANKS: 17.3%
Axis Bank, Ltd.(a) (India)	7,405,600	82,870,027
Banco Santander SA (Spain)	34,420,998	160,026,458

	SHARES	VALUE
Bank of America Corp. (United States)	4,797,300	$132,357,507
Barclays PLC (United Kingdom)	77,141,900	155,412,318
BNP Paribas SA (France)	3,931,600	187,921,751
ICICI Bank, Ltd. (India)	27,926,136	160,885,181
Kasikornbank PCL- Foreign (Thailand)	5,382,200	31,884,468
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,775,000	73,321,754
Societe Generale SA (France)	5,429,300	156,977,968
Standard Chartered PLC (United Kingdom)	16,581,477	127,700,334
UniCredit SPA (Italy)	16,358,966	209,711,512
Wells Fargo & Co. (United States)	3,302,773	159,589,992

		1,638,659,270
DIVERSIFIED FINANCIALS: 9.0%
American Express Co. (United States)	522,800	57,142,040
Bank of New York Mellon Corp. (United States)	1,284,400	64,772,292
Capital One Financial Corp. (United States)	1,949,200	159,230,148
Charles Schwab Corp. (United States)	2,999,400	128,254,344
Credit Suisse Group AG (Switzerland)	12,113,899	141,181,820
Goldman Sachs Group, Inc. (United States)	678,900	130,342,011
UBS Group AG (Switzerland)	14,570,700	176,618,980

		857,541,635
INSURANCE: 1.6%
AEGON NV (Netherlands)	11,219,967	53,918,429
Aviva PLC (United Kingdom)	18,209,820	97,810,449

		151,728,878

		2,647,929,783
HEALTH CARE: 16.8%
HEALTH CARE EQUIPMENT & SERVICES: 2.5%
Cigna Corp. (United States)	454,038	73,018,391
CVS Health Corp. (United States)	1,710,500	92,247,265
UnitedHealth Group, Inc. (United States)	275,700	68,169,582

		233,435,238
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.3%
Alnylam Pharmaceuticals, Inc.(a) (United States)	358,500	33,501,825
AstraZeneca PLC (United Kingdom)	1,481,700	118,395,662
Bayer AG (Germany)	1,688,020	109,067,727
Bristol-Myers Squibb Co. (United States)	2,542,700	121,312,217
Eli Lilly and Co. (United States)	429,248	55,699,220
GlaxoSmithKline PLC (United Kingdom)	9,298,400	193,383,622
Incyte Corp.(a) (United States)	693,300	59,630,733
Novartis AG (Switzerland)	2,493,700	239,866,017
Roche Holding AG (Switzerland)	753,300	207,549,942
Sanofi (France)	2,468,762	218,057,398

		1,356,464,363

		1,589,899,601
INDUSTRIALS: 7.8%
CAPITAL GOODS: 5.3%
Johnson Controls International PLC (Ireland/United States)	5,578,840	206,082,349
Mitsubishi Electric Corp. (Japan)	10,640,500	136,570,525
Schneider Electric SA (France)	848,578	66,575,370
United Technologies Corp. (United States)	768,700	99,077,743

		508,305,987
TRANSPORTATION: 2.5%
FedEx Corp. (United States)	1,289,500	233,928,195

		742,234,182
INFORMATION TECHNOLOGY: 8.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.2%
Microchip Technology, Inc. (United States)	1,364,800	113,223,808

1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2019

COMMON STOCKS (continued)

	SHARES	VALUE
SOFTWARE & SERVICES: 2.3%
Micro Focus International PLC (United Kingdom)	3,249,349	$84,494,145
Microsoft Corp. (United States)	1,102,800	130,064,232

		214,558,377
TECHNOLOGY, HARDWARE & EQUIPMENT: 4.5%
Dell Technologies, Inc., Class C(a) (United States)	1,107,643	65,007,568
Hewlett Packard Enterprise Co. (United States)	6,476,798	99,936,993
HP Inc. (United States)	2,491,900	48,417,617
Juniper Networks, Inc. (United States)	3,167,168	83,834,937
Samsung Electronics Co., Ltd. (South Korea)	556,200	21,878,540
TE Connectivity, Ltd. (Switzerland)	1,311,115	105,872,536

		424,948,191

		752,730,376
MATERIALS: 3.6%
Celanese Corp. (United States)	826,200	81,471,582
Cemex SAB de CV ADR (Mexico)	11,439,917	53,081,215
LafargeHolcim, Ltd. (Switzerland)	1,455,120	71,882,855
Linde PLC (Ireland/United States)	738,261	129,190,540

		335,626,192
REAL ESTATE: 0.5%
Hang Lung Group, Ltd. (Hong Kong)	14,717,900	47,247,572

TOTAL COMMON STOCKS (Cost $8,223,788,819)		$8,940,967,233

PREFERRED STOCKS: 3.6%
ENERGY: 0.9%
Petroleo Brasileiro SA (Brazil)	11,785,206	84,460,618
FINANCIALS: 1.5%
BANKS: 1.5%
Itau Unibanco Holding SA (Brazil)	16,859,293	148,253,785
INFORMATION TECHNOLOGY: 1.2%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.2%
Samsung Electronics Co., Ltd. (South Korea)	3,520,900	112,441,745

TOTAL PREFERRED STOCKS (Cost $164,133,448)		$345,156,148

EQUITY-LINKED NOTE: 0.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 0.6%
RETAILING: 0.6%
Naspers, Ltd. excluding Tencent Holdings, Ltd. 5/30/19(a)(c) (South Africa)	191,000	$52,515,450

TOTAL EQUITY-LINKED NOTE (Cost $49,510,485)		$52,515,450

SHORT-TERM INVESTMENTS: 0.8%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 0.4%
Fixed Income Clearing Corporation(b) 1.60%, dated 3/29/19, due 4/1/19, maturity value $41,946,592	$41,941,000	$41,941,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	37,799,456	37,799,456

TOTAL SHORT-TERM INVESTMENTS (Cost $79,740,456)		$79,740,456

TOTAL INVESTMENTS IN SECURITIES (Cost $8,517,173,208)	99.3%	$9,418,379,287
OTHER ASSETS LESS LIABILITIES	0.7%	62,491,867

NET ASSETS	100.0%	$9,480,871,154

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 2.625%, 6/15/21. Total collateral value is $42,780,686.
(c)

Equity-linked note issued by JPMorgan Chase Bank, N.A. The note is designed to provide exposure to Naspers, Ltd. and MultiChoice Group, Ltd. excluding the effect of Naspers Ltd.’s exposure to Tencent Holdings, Ltd. and Tencent Music Entertainment Group. The note is exempt from registration under Rule 144A of the Securities Act of 1933. The note may be resold in transactions exempt from registration, normally to qualified institutional buyers.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	March 31, 2019

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index – Long Position	573	6/21/19	$81,302,970	$1,176,927

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to sell CHF:
Citibank	5/8/19	17,454,280	17,102,000	$220,560
Goldman Sachs	5/8/19	43,260,300	42,500,000	432,965
Morgan Stanley	5/8/19	43,286,296	42,500,000	458,961
Bank of America	5/15/19	24,085,168	23,800,000	86,255
State Street	6/5/19	37,230,796	36,900,000	(50,528)
Contracts to sell CNH:
Citibank	6/12/19	10,779,347	70,000,000	369,155
Barclays	7/24/19	14,015,826	96,000,000	(257,453)
JPMorgan	7/31/19	9,949,363	68,332,224	(209,765)
Citibank	8/7/19	11,988,187	82,856,354	(329,666)
Citibank	8/7/19	11,053,953	76,404,924	(304,797)
Citibank	8/7/19	12,047,102	82,856,354	(270,751)
HSBC	8/7/19	10,946,297	75,264,552	(242,919)
HSBC	8/7/19	11,875,064	81,619,692	(258,940)
HSBC	8/7/19	11,096,980	76,404,924	(261,770)
Barclays	8/28/19	6,702,608	46,000,000	(134,966)
Citibank	8/28/19	21,723,766	149,075,000	(435,176)
Goldman Sachs	8/28/19	21,713,641	149,075,000	(445,301)
JPMorgan	8/28/19	21,391,114	146,850,000	(437,097)
JPMorgan	10/23/19	22,835,938	160,000,000	(936,090)
Citibank	12/4/19	28,026,826	196,000,000	(1,080,860)
Credit Suisse	1/8/20	19,694,939	135,156,520	(368,893)
State Street	1/8/20	2,917,791	20,000,000	(51,186)
State Street	1/8/20	2,916,940	20,000,000	(52,037)
Bank of America	1/15/20	18,602,432	125,717,097	(58,104)
Credit Suisse	1/15/20	18,843,578	127,621,902	(99,693)
State Street	1/15/20	18,881,493	127,621,901	(61,778)
Goldman Sachs	1/22/20	19,155,086	130,676,000	(239,409)
Citibank	2/5/20	8,002,896	54,018,750	(12,647)
HSBC	2/5/20	7,967,921	53,750,000	(7,745)
JPMorgan	2/5/20	8,004,557	54,018,750	(10,987)
State Street	2/5/20	7,882,983	53,212,500	(12,926)
Bank of America	2/12/20	4,790,613	32,500,000	(31,359)
HSBC	2/12/20	4,796,057	32,500,000	(25,916)
Barclays	3/4/20	18,724,862	125,700,000	81,020

Unrealized gain on currency forward contracts				1,648,916
Unrealized loss on currency forward contracts				(6,688,759)

Net unrealized loss on currency forward contracts				$(5,039,843)

The listed counterparty may be the parent company or one of its subsidiaries.

CHF: Swiss Franc

CNH: Chinese Yuan Renminbi

3 / Dodge & Cox Global Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Equity-linked notes are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox Global Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$1,413,035,535	$—	$—
Consumer Discretionary	666,669,913	—	—
Consumer Staples	59,382,679	—	—
Energy	686,211,400	—	—
Financials	2,647,929,783	—	—
Health Care	1,589,899,601	—	—
Industrials	742,234,182	—	—
Information Technology	752,730,376	—	—
Materials	335,626,192	—	—
Real Estate	47,247,572	—	—
Preferred Stocks
Energy	84,460,618	—	—
Financials	148,253,785	—	—
Information Technology	112,441,745	—	—
Equity-Linked Note
Consumer Discretionary	—	52,515,450	—
Short-term Investments
Repurchase Agreement	—	41,941,000	—
Money Market Fund	37,799,456	—	—

Total Securities	$9,323,922,837	$94,456,450	$—

Other Investments
Futures Contracts
Appreciation	$1,176,927	$—	$—
Currency Forward Contracts
Appreciation	—	1,648,916	—
Depreciation	—	(6,688,759)	—

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox Global Stock Fund

DODGE & COX INTERNATIONAL STOCK FUND
Consolidated Portfolio of Investments (unaudited)	March 31, 2019

COMMON STOCKS: 91.1%

	SHARES	VALUE
COMMUNICATION SERVICES: 7.2%
MEDIA & ENTERTAINMENT: 5.5%
Altice Europe NV, Series A(a) (Netherlands)	36,127,677	$94,871,909
Baidu, Inc. ADR(a) (Cayman Islands/China)	3,997,187	658,936,277
Grupo Televisa SAB ADR (Mexico)	45,023,980	497,965,219
Liberty Global PLC, Series A(a)(b) (United Kingdom)	18,353,503	457,369,295
Liberty Global PLC, Series C(a) (United Kingdom)	39,231,401	949,792,218
MultiChoice Group, Ltd.(a) (South Africa)	7,133,795	59,675,929
Television Broadcasts, Ltd.(b) (Hong Kong)	39,842,700	77,249,650

		2,795,860,497
TELECOMMUNICATION SERVICES: 1.7%
America Movil SAB de CV, Series L (Mexico)	377,147,500	269,498,632
Millicom International Cellular SA SDR(b) (Luxembourg)	6,483,836	393,676,167
MTN Group, Ltd. (South Africa)	38,010,580	233,457,340

		896,632,139

		3,692,492,636
CONSUMER DISCRETIONARY: 9.9%
AUTOMOBILES & COMPONENTS: 3.4%
Bayerische Motoren Werke AG (Germany)	8,259,001	636,936,902
Honda Motor Co., Ltd. (Japan)	29,310,955	792,080,756
Yamaha Motor Co., Ltd. (Japan)	14,753,100	288,991,971

		1,718,009,629
RETAILING: 6.5%
Alibaba Group Holding, Ltd. ADR(a) (Cayman Islands/China)	2,711,400	494,694,930
Booking Holdings, Inc.(a) (United States)	245,000	427,502,950
JD.com, Inc. ADR(a) (Cayman Islands/China)	27,199,248	820,057,327
Naspers, Ltd. (South Africa)	6,883,795	1,589,726,669

		3,331,981,876

		5,049,991,505
CONSUMER STAPLES: 0.7%
FOOD & STAPLES RETAILING: 0.7%
Magnit PJSC(b) (Russia)	6,005,058	332,856,754
ENERGY: 6.8%
Equinor ASA (Norway)	32,742,304	716,918,256
Schlumberger, Ltd. (Curacao/United States)	21,466,224	935,283,380
Suncor Energy, Inc. (Canada)	29,245,600	948,434,808
Total SA (France)	15,853,349	880,638,862
Weatherford International PLC(a) (Ireland/United States)	25,100,591	17,520,212

		3,498,795,518
FINANCIALS: 26.5%
BANKS: 19.5%
Axis Bank, Ltd.(a) (India)	41,585,425	465,348,559
Banco Santander SA (Spain)	233,878,820	1,087,324,636
Barclays PLC (United Kingdom)	522,057,098	1,051,751,429
BNP Paribas SA (France)	27,602,158	1,319,321,871
ICICI Bank, Ltd. (India)	253,545,276	1,460,698,948
Kasikornbank PCL- Foreign (Thailand)	33,146,600	196,362,401
Lloyds Banking Group PLC (United Kingdom)	947,117,900	766,542,495
Mitsubishi UFJ Financial Group, Inc. (Japan)	145,652,900	722,810,566
Societe Generale SA (France)	30,099,042	870,257,024

	SHARES	VALUE
Standard Chartered PLC (United Kingdom)	103,151,613	$794,410,261
UniCredit SPA (Italy)	95,046,162	1,218,431,187

		9,953,259,377
DIVERSIFIED FINANCIALS: 4.5%
Credit Suisse Group AG (Switzerland)	83,869,332	977,457,794
Haci Omer Sabanci Holding AS (Turkey)	41,487,354	58,337,522
UBS Group AG (Switzerland)	106,645,927	1,292,710,358

		2,328,505,674
INSURANCE: 2.5%
AEGON NV (Netherlands)	112,280,318	539,571,853
Aviva PLC (United Kingdom)	136,266,227	731,927,105

		1,271,498,958

		13,553,264,009
HEALTH CARE: 16.2%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.2%
AstraZeneca PLC (United Kingdom)	14,895,600	1,190,237,176
Bayer AG (Germany)	18,871,350	1,219,331,078
GlaxoSmithKline PLC (United Kingdom)	54,085,800	1,124,850,289
Novartis AG (Switzerland)	12,279,770	1,181,176,370
Novartis AG ADR (Switzerland)	7,176,700	689,967,938
Roche Holding AG (Switzerland)	5,252,500	1,447,173,864
Sanofi (France)	16,200,222	1,430,910,817

		8,283,647,532
INDUSTRIALS: 8.5%
CAPITAL GOODS: 8.3%
Johnson Controls International PLC (Ireland/United States)	33,094,801	1,222,521,949
Mitsubishi Electric Corp. (Japan)	98,577,500	1,265,239,500
Nidec Corp. (Japan)	3,600,800	455,663,809
Schneider Electric SA (France)	11,802,046	925,932,059
Smiths Group PLC(b) (United Kingdom)	19,001,500	355,140,932

		4,224,498,249
TRANSPORTATION: 0.2%
DP World Plc (United Arab Emirates)	8,256,304	132,093,334

		4,356,591,583
INFORMATION TECHNOLOGY: 7.5%
SOFTWARE & SERVICES: 1.6%
Fujitsu, Ltd. (Japan)	4,030,650	290,433,736
Micro Focus International PLC(b) (United Kingdom)	20,768,693	540,056,781

		830,490,517
TECHNOLOGY, HARDWARE & EQUIPMENT: 5.9%
Brother Industries, Ltd. (Japan)	10,314,000	190,589,840
Hewlett Packard Enterprise Co. (United States)	20,036,805	309,167,901
Kyocera Corp. (Japan)	13,569,200	795,811,604
Murata Manufacturing Co., Ltd. (Japan)	4,391,700	218,416,046
Samsung Electronics Co., Ltd. (South Korea)	18,203,350	716,042,267
TE Connectivity, Ltd. (Switzerland)	9,609,385	775,957,839

		3,005,985,497

		3,836,476,014
MATERIALS: 5.8%
Akzo Nobel NV (Netherlands)	4,666,754	413,507,330
Cemex SAB de CV ADR (Mexico)	89,758,626	416,480,025
LafargeHolcim, Ltd. (Switzerland)	11,233,983	554,958,196
Linde PLC (Ireland/United States)	6,670,370	1,167,268,359
Nutrien, Ltd. (Canada)	7,964,553	420,209,816

		2,972,423,726

1 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2019

COMMON STOCKS (continued)

	SHARES	VALUE
REAL ESTATE: 0.7%
Hang Lung Group, Ltd.(b) (Hong Kong)	107,385,500	$344,730,170
UTILITIES: 1.3%
Engie (France)	42,884,500	638,843,700
TOTAL COMMON STOCKS (Cost $47,387,746,828)		$46,560,113,147

PREFERRED STOCKS: 5.4%
ENERGY: 1.4%
Petroleo Brasileiro SA (Brazil)	99,070,900	710,007,906
FINANCIALS: 2.2%
BANKS: 2.2%
Itau Unibanco Holding SA (Brazil)	127,479,751	1,121,005,230
INFORMATION TECHNOLOGY: 1.8%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.8%
Samsung Electronics Co., Ltd. (South Korea)	28,739,700	917,817,042

TOTAL PREFERRED STOCKS (Cost $1,746,484,908)		$2,748,830,178

EQUITY-LINKED NOTE: 0.7%
CONSUMER DISCRETIONARY: 0.7%
RETAILING: 0.7%
Naspers, Ltd. excluding Tencent Holdings, Ltd. 5/30/19(a)(d) (South Africa)	1,300,000	357,435,000
TOTAL EQUITY-LINKED NOTE (Cost $336,982,360)		$357,435,000

SHORT-TERM INVESTMENTS: 2.1%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 1.7%
Fixed Income Clearing Corporation(c) 1.60%, dated 3/29/19, due 4/1/19, maturity value $849,165,207	$849,052,000	$849,052,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	204,706,124	204,706,124

TOTAL SHORT-TERM INVESTMENTS (Cost $1,053,758,124)		$1,053,758,124

TOTAL INVESTMENTS IN SECURITIES (Cost $50,524,972,220)	99.3%	$50,720,136,449
OTHER ASSETS LESS LIABILITIES	0.7%	371,754,629

NET ASSETS	100.0%	$51,091,891,078

(a)	Non-income producing
(b)	See Notes to Consolidated Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.375%-2.375%, 3/15/21-4/30/21 and U.S. Treasury Inflation Indexed Note 0.125%, 4/15/21. Total collateral value is $866,038,811.

(d)

Equity-linked note issued by JPMorgan Chase Bank, N.A. The note is designed to provide exposure to Naspers, Ltd. and MultiChoice Group, Ltd. excluding the effect of Naspers Ltd.’s exposure to Tencent Holdings, Ltd. and Tencent Music Entertainment Group. The note is exempt from registration under Rule 144A of the Securities Act of 1933. The note may be resold in transactions exempt from registration, normally to qualified institutional buyers.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox International Stock Fund / 2

Consolidated Portfolio of Investments (unaudited)	March 31, 2019

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index - Long Position	20,912	6/21/19	$767,547,136	$3,436,369
Yen Denominated Nikkei 225 Index - Long Position	5,354	6/13/19	513,516,376	(1,405,393)

				$2,030,976

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)

Contracts to sell CHF:
Goldman Sachs	5/8/19	275,536,046	270,693,500	$2,757,667
Morgan Stanley	5/8/19	275,701,620	270,693,500	2,923,241
Bank of America	5/15/19	581,889,572	575,000,000	2,083,890
State Street	6/5/19	454,034,093	450,000,000	(616,196)
Contracts to sell CNH:
JPMorgan	7/31/19	372,709,137	2,559,766,351	(7,857,911)
Citibank	8/7/19	179,693,317	1,241,950,358	(4,941,427)
Citibank	8/7/19	180,254,043	1,241,950,357	(4,380,700)
HSBC	8/7/19	177,930,391	1,223,413,785	(3,948,609)
Barclays	8/28/19	103,453,300	710,000,000	(2,083,165)
Citibank	8/28/19	73,226,178	502,500,000	(1,466,884)
Goldman Sachs	8/28/19	73,192,047	502,500,000	(1,501,015)
JPMorgan	8/28/19	72,104,880	495,000,000	(1,473,360)
Goldman Sachs	9/25/19	83,899,357	583,713,000	(2,848,133)
Barclays	12/4/19	46,081,464	321,750,000	(1,701,179)
Barclays	12/4/19	46,772,969	326,625,000	(1,733,653)
JPMorgan	12/4/19	46,797,765	326,625,000	(1,708,857)
UBS	12/4/19	46,441,841	325,000,000	(1,823,455)
Citibank	12/18/19	117,305,527	813,654,596	(3,511,135)
Credit Suisse	1/8/20	41,904,035	287,566,440	(784,877)
State Street	1/8/20	73,455,394	503,500,000	(1,288,609)
State Street	1/8/20	73,433,968	503,500,000	(1,310,035)
Bank of America	1/15/20	76,426,420	516,497,388	(238,714)
Credit Suisse	1/15/20	77,417,146	524,323,106	(409,581)
State Street	1/15/20	77,572,917	524,323,106	(253,809)
State Street	1/22/20	118,252,684	804,000,000	(1,074,313)
State Street	1/22/20	118,247,467	804,000,000	(1,079,531)
Citibank	2/5/20	190,191,817	1,283,775,744	(300,575)
HSBC	2/5/20	189,360,610	1,277,388,800	(184,059)
JPMorgan	2/5/20	190,231,273	1,283,775,744	(261,119)
State Street	2/5/20	187,342,031	1,264,614,912	(307,190)
Bank of America	2/12/20	154,773,662	1,050,000,000	(1,013,145)
HSBC	2/12/20	154,949,531	1,050,000,000	(837,277)
Barclays	3/4/20	116,617,012	782,850,000	504,587

Unrealized gain on currency forward contracts				8,269,385
Unrealized loss on currency forward contracts				(50,938,513)

Net unrealized loss on currency forward contracts				$(42,669,128)

The listed counterparty may be the parent company or one of its subsidiaries.

CHF:Swiss Franc

CNH: Chinese Yuan Renminbi

3 / Dodge & Cox International Stock Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Equity-linked notes are valued using prices received from independent pricing services which utilize market quotes from underlying reference instruments. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its net asset value. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dodge & Cox International Stock Fund / 4

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Communication Services	$3,692,492,636	$—	$—
Consumer Discretionary	5,049,991,505	—	—
Consumer Staples	332,856,754	—	—
Energy	3,498,795,518	—	—
Financials	13,553,264,009	—	—
Health Care	8,283,647,532	—	—
Industrials	4,224,498,249	132,093,334	—
Information Technology	3,836,476,014	—	—
Materials	2,972,423,726	—	—
Real Estate	344,730,170	—	—
Utilities	638,843,700	—	—
Preferred Stocks
Energy	710,007,906	—	—
Financials	1,121,005,230	—	—
Information Technology	917,817,042	—	—
Equity-Linked Note
Consumer Discretionary	—	357,435,000	—
Short-term Investments
Repurchase Agreement	—	849,052,000	—
Money Market Fund	204,706,124	—	—

Total Securities	$49,381,556,115	$1,338,580,334	$—

Other Investments
Futures Contracts
Appreciation	$3,436,369	$—	$—
Depreciation	(1,405,393)	—	—
Currency Forward Contracts
Appreciation	—	8,269,385	—
Depreciation	—	(50,938,513)	—

Security transactions. Security transactions are recorded on the trade date.

5 / Dodge & Cox International Stock Fund

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all of part of the three-month period ended March 31, 2019. Transactions during the period in these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period
COMMON STOCKS: 4.2%
COMMUNICATION SERVICES: 1.8%
Liberty Global PLC, Series A(b)	18,753,503	—	(400,000)	18,353,503	$—	$(8,905,317)	$74,571,988	$457,369,295
Millicom International Cellular SA SDR	6,764,405	—	(280,569)	6,483,836	—	(7,477,309)	(9,690,015)	393,676,167
Television Broadcasts, Ltd.	39,842,700	—	—	39,842,700	—	—	2,112,734	77,249,650

								928,295,112

CONSUMER STAPLES: 0.7%
Magnit PJSC	6,445,340	—	(440,282)	6,005,058	—	(51,625,967)	84,239,166	332,856,754
INDUSTRIALS: 0.0%
Smiths Group PLC	21,485,581	—	(2,484,081)	19,001,500	—	(2,687,957)	31,096,183	—	(c)
INFORMATION TECHNOLOGY: 1.0%
Micro Focus International PLC	22,922,596	—	(2,153,903)	20,768,693	12,610,925	(19,759,779)	205,674,179	540,056,781
REAL ESTATE: 0.7%
Hang Lung Group, Ltd.	110,219,400	—	(2,833,900)	107,385,500	—	(7,992,752)	80,275,629	344,730,170

					$12,610,925	$(98,449,081)	$468,279,864	$2,145,938,817

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox International Stock Fund / 6

DODGE & COX BALANCED FUND	March 31, 2019
Portfolio of Investments (unaudited)

COMMON STOCKS: 61.0%

	SHARES	VALUE
COMMUNICATION SERVICES: 8.9%
MEDIA & ENTERTAINMENT: 7.9%
Alphabet, Inc., Class A(a)	2,000	$2,353,780
Alphabet, Inc., Class C(a)	252,795	296,606,902
Charter Communications, Inc., Class A(a)	979,207	339,696,700
Comcast Corp., Class A	10,150,348	405,810,913
DISH Network Corp., Class A(a)	2,544,334	80,629,945
Fox Corp., Class A	1,116,133	40,973,242
Fox Corp., Class B	284,000	10,189,920
News Corp., Class A	1,307,504	16,265,350
The Walt Disney Co.	24,539	2,724,565

		1,195,251,317
TELECOMMUNICATION SERVICES: 1.0%
AT&T, Inc.	1,366,716	42,860,214
Sprint Corp.(a)	8,537,071	48,234,451
Zayo Group Holdings, Inc.(a)	2,225,000	63,234,500

		154,329,165

		1,349,580,482
CONSUMER DISCRETIONARY: 2.2%
AUTOMOBILES & COMPONENTS: 0.2%
Harley-Davidson, Inc.	938,400	33,463,344
CONSUMER DURABLES & APPAREL: 0.3%
Mattel, Inc.(a)	3,193,723	41,518,399
RETAILING: 1.7%
Booking Holdings, Inc.(a)	77,300	134,881,543
Qurate Retail, Inc., Series A(a)	4,485,850	71,683,883
Target Corp.	166,681	13,377,817
The Gap, Inc.	1,575,678	41,251,250

		261,194,493

		336,176,236
CONSUMER STAPLES: 0.5%
FOOD, BEVERAGE & TOBACCO: 0.5%
Molson Coors Brewing Company, Class B	1,277,014	76,173,885
ENERGY: 5.9%
Anadarko Petroleum Corp.	3,728,892	169,590,008
Apache Corp.	4,597,939	159,364,566
Baker Hughes, a GE Company	5,056,900	140,177,268
Concho Resources, Inc.	334,400	37,105,024
Halliburton Co.	2,644,413	77,481,301
National Oilwell Varco, Inc.	1,538,241	40,978,740
Occidental Petroleum Corp.	2,416,814	159,993,087
Schlumberger, Ltd. (Curacao/United States)	2,679,921	116,764,158
Weatherford International PLC(a) (Ireland/United States)	2,839,300	1,981,831

		903,435,983
FINANCIALS: 15.8%
BANKS: 6.1%
Bank of America Corp.	9,600,300	264,872,277
BB&T Corp.	1,700,584	79,128,174
JPMorgan Chase & Co.	2,253,100	228,081,313
Wells Fargo & Co.	7,220,106	348,875,522

		920,957,286
DIVERSIFIED FINANCIALS: 7.8%
American Express Co.	2,005,500	219,201,150
Bank of New York Mellon Corp.	4,282,400	215,961,432
Capital One Financial Corp.	3,461,248	282,749,349
Charles Schwab Corp.	6,687,200	285,944,672
Goldman Sachs Group, Inc.	960,000	184,310,400

		1,188,167,003
INSURANCE: 1.9%
AEGON NV (Netherlands)	12,230,828	58,585,666
Brighthouse Financial, Inc.(a)	967,818	35,122,115

	SHARES	VALUE
MetLife, Inc.	4,481,300	$190,768,941

		284,476,722

		2,393,601,011
HEALTH CARE: 13.2%
HEALTH CARE EQUIPMENT & SERVICES: 3.0%
Cigna Corp.	1,124,620	180,861,388
CVS Health Corp.	1,510,000	81,434,300
Danaher Corp.	349,100	46,088,182
Medtronic PLC (Ireland/United States)	304,200	27,706,536
UnitedHealth Group, Inc.	495,072	122,411,503

		458,501,909
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 10.2%
Alnylam Pharmaceuticals, Inc.(a)	426,000	39,809,700
AstraZeneca PLC ADR (United Kingdom)	4,150,899	167,820,847
Bristol-Myers Squibb Co.	3,784,800	180,572,808
Eli Lilly and Co.	1,124,049	145,856,598
Gilead Sciences, Inc.	1,555,680	101,134,757
GlaxoSmithKline PLC ADR (United Kingdom)	4,375,000	182,831,250
Incyte Corp.(a)	470,000	40,424,700
Novartis AG ADR (Switzerland)	2,656,600	255,405,524
Roche Holding AG ADR (Switzerland)	5,351,000	184,020,890
Sanofi ADR (France)	5,610,265	248,422,534

		1,546,299,608

		2,004,801,517
INDUSTRIALS: 4.9%
CAPITAL GOODS: 2.6%
Johnson Controls International PLC (Ireland/United States)	6,077,214	224,492,285
United Technologies Corp.	1,320,000	170,134,800

		394,627,085
TRANSPORTATION: 2.3%
FedEx Corp.	1,645,256	298,465,891
Union Pacific Corp.	279,400	46,715,680

		345,181,571

		739,808,656
INFORMATION TECHNOLOGY: 9.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.1%
Maxim Integrated Products, Inc.	770,191	40,951,055
Microchip Technology, Inc.	1,564,900	129,824,104

		170,775,159
SOFTWARE & SERVICES: 2.6%
Micro Focus International PLC ADR (United Kingdom)	3,678,727	94,874,369
Microsoft Corp.	2,562,400	302,209,456

		397,083,825
TECHNOLOGY, HARDWARE & EQUIPMENT: 5.3%
Cisco Systems, Inc.	2,558,000	138,106,420
Dell Technologies, Inc., Class C(a)	1,145,868	67,250,993
Hewlett Packard Enterprise Co.	12,319,620	190,091,737
HP Inc.	8,066,573	156,733,513
Juniper Networks, Inc.	3,730,329	98,741,809
TE Connectivity, Ltd. (Switzerland)	1,856,036	149,874,907

		800,799,379

		1,368,658,363
MATERIALS: 0.6%
Ball Corporation	130,986	7,578,850
Celanese Corp.	853,532	84,166,791

		91,745,641

TOTAL COMMON STOCKS (Cost $6,375,062,386)		$9,263,981,774

1 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2019

PREFERRED STOCKS: 4.4%

	PAR VALUE	VALUE
COMMUNICATION SERVICES: 0.4%
MEDIA & ENTERTAINMENT: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(c)	$53,210,000	$54,008,150
FINANCIALS: 4.0%
BANKS: 4.0%
Bank of America Corp. 6.10%(g)	16,008,000	16,938,225
Bank of America Corp. 6.25%(g)	52,470,000	55,618,200
Citigroup, Inc. 5.95%(g)	5,175,000	5,265,562
Citigroup, Inc. 5.95%(g)	77,327,000	78,873,540
Citigroup, Inc. 6.25%(g)	45,886,000	48,295,015
JPMorgan Chase & Co. 6.10%(g)	232,500,000	244,782,975
Wells Fargo & Co. 5.875%(g)	150,772,000	161,099,882

		610,873,399

TOTAL PREFERRED STOCKS (Cost $634,923,999)		$664,881,549

DEBT SECURITIES: 30.9%
U.S. TREASURY: 2.7%
U.S. Treasury Note/Bond
2.875%, 10/31/23	$97,115,000	$99,808,424
2.875%, 11/30/23	103,585,000	106,550,930
2.625%, 12/31/23	6,300,000	6,410,250
2.50%, 1/31/24	156,450,000	158,344,513
2.375%, 2/29/24	38,065,000	38,334,131

		409,448,248
GOVERNMENT-RELATED: 1.5%
FEDERAL AGENCY: 0.0%(h)
Small Business Admin. - 504 Program
Series 1999-20F 1, 6.80%, 6/1/19	26,059	26,108
Series 2000-20D 1, 7.47%, 4/1/20	266,872	269,040
Series 2000-20E 1, 8.03%, 5/1/20	54,053	54,657
Series 2000-20G 1, 7.39%, 7/1/20	86,305	87,415
Series 2000-20I 1, 7.21%, 9/1/20	25,648	25,942
Series 2001-20E 1, 6.34%, 5/1/21	258,476	262,159
Series 2001-20G 1, 6.625%, 7/1/21	213,655	217,944
Series 2003-20J 1, 4.92%, 10/1/23	1,116,453	1,150,543
Series 2007-20F 1, 5.71%, 6/1/27	1,438,634	1,511,913

		3,605,721
FOREIGN AGENCY: 0.7%
Petroleo Brasileiro SA (Brazil)
5.999%, 1/27/28	28,535,000	28,877,420
7.25%, 3/17/44	4,300,000	4,487,050
Petroleos Mexicanos (Mexico)
6.875%, 8/4/26	13,775,000	14,357,682
6.50%, 3/13/27	18,400,000	18,477,464
6.625%, 6/15/35	9,425,000	8,883,063
6.375%, 1/23/45	20,125,000	17,776,412
6.75%, 9/21/47	6,625,000	6,095,265
6.35%, 2/12/48	15,466,000	13,635,599

		112,589,955
LOCAL AUTHORITY: 0.8%
New Jersey Turnpike Authority RB 7.102%, 1/1/41	12,436,000	18,132,683
State of California GO
7.50%, 4/1/34	13,470,000	19,445,966
7.55%, 4/1/39	14,475,000	21,983,472
7.30%, 10/1/39	18,730,000	27,102,872
7.625%, 3/1/40	4,590,000	6,952,381
State of Illinois GO
5.10%, 6/1/33	22,615,000	22,221,951

		115,839,325

		232,035,001

	PAR VALUE	VALUE
SECURITIZED: 13.7%
ASSET-BACKED: 2.1%
Other: 0.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	$22,156,635	$24,095,563
9.75%, 1/6/27(c)	31,727,697	35,376,699

		59,472,262
Student Loan: 1.7%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.30%, 3.786%, 3/25/66(c)	22,771,000	23,418,762
+0.80%, 3.286%, 7/26/66(c)	8,531,926	8,542,571
+1.15%, 3.636%, 7/26/66(c)	6,902,000	7,005,371
+0.75%, 3.236%, 3/25/67(c)	86,422,000	85,991,480
+0.70%, 3.186%, 2/25/70(c)	11,688,051	11,657,376
SLM Student Loan Trust
USD LIBOR 1-Month
+0.75%, 3.538%, 1/25/45(c)	42,566,599	42,353,481
USD LIBOR 3-Month
+0.17%, 2.941%, 1/25/41	14,889,397	14,540,415
+0.55%, 3.321%, 10/25/64(c)	49,262,000	48,527,829
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(c)	755,637	755,051
SMB Private Education Loan Trust (Private Loans)
Series 2018-B A2A, 3.60%, 1/15/37(c)	19,845,000	20,219,334

		263,011,670

(h)		322,483,932
CMBS: 0.2%
Agency CMBS: 0.2%
Fannie Mae Multifamily DUS
Pool AL8144, 2.405%, 10/1/22	7,653,254	7,660,186
Pool AL9086, 2.306%, 7/1/23	1,540,836	1,522,641
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.366%, 3/25/26(f)	10,552,425	844,837
Series K056 X1, 1.265%, 5/25/26(f)	4,622,265	344,511
Series K057 X1, 1.191%, 7/25/26(f)	3,791,567	269,731
Series K064 X1, 0.608%, 3/25/27(f)	9,528,015	397,317
Series K065 X1, 0.674%, 4/25/27(f)	44,243,619	2,076,247
Series K066 X1, 0.753%, 6/25/27(f)	37,788,333	1,984,583
Series K069 X1, 0.369%, 9/25/27(f)	238,669,202	6,784,339

		21,884,392

		21,884,392
MORTGAGE-RELATED: 11.4%
Federal Agency CMO & REMIC: 2.2%
Dept. of Veterans Affairs
Series 1995-1 1, 6.705%, 2/15/25(f)	180,618	194,366
Series 1995-2C 3A, 8.793%, 6/15/25	85,856	96,397
Series 2002-1 2J, 6.50%, 8/15/31	6,115,080	6,941,200
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	1,366,486	1,521,385
Trust 2009-66 ET, 6.00%, 5/25/39	892,348	930,078
Trust 2009-30 AG, 6.50%, 5/25/39	1,412,136	1,545,106
Trust 2001-T7 A1, 7.50%, 2/25/41	1,027,078	1,178,227
Trust 2001-T5 A3, 7.50%, 6/19/41(f)	460,361	523,697
Trust 2001-T8 A1, 7.50%, 7/25/41	1,111,901	1,271,191
Trust 2001-T4 A1, 7.50%, 7/25/41	1,092,610	1,258,111
Trust 2001-W3 A, 6.042%, 9/25/41(f)	692,418	743,734
Trust 2001-T10 A2, 7.50%, 12/25/41	789,943	912,997
Trust 2013-106 MA, 4.00%, 2/25/42	7,140,283	7,439,389
Trust 2002-W6 2A1, 7.00%, 6/25/42(f)	1,097,449	1,199,068
Trust 2002-W8 A2, 7.00%, 6/25/42	1,393,448	1,601,983
Trust 2003-W2 1A1, 6.50%, 7/25/42	2,402,265	2,683,215
Trust 2003-W2 1A2, 7.00%, 7/25/42	953,843	1,090,679
Trust 2003-W4 4A, 7.50%, 10/25/42(f)	1,141,643	1,272,659
Trust 2012-121 NB, 7.00%, 11/25/42	1,594,832	1,811,123
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,427,329	1,612,408
Trust 2004-W2 5A, 7.50%, 3/25/44	2,047,051	2,290,932
Trust 2004-W8 3A, 7.50%, 6/25/44	353,280	405,083
Trust 2005-W4 1A2, 6.50%, 8/25/45	3,433,129	3,857,238
Trust 2009-11 MP, 7.00%, 3/25/49	3,096,805	3,562,956
USD LIBOR 1-Month
+0.55%, 3.036%, 9/25/43	6,717,158	6,754,749

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	$18,226	$18,369
Series 16 PK, 7.00%, 8/25/23	972,216	1,027,738
Series T-48 1A4, 5.538%, 7/25/33	21,994,992	23,876,837
Series T-51 1A, 6.50%, 9/25/43(f)	152,317	174,737
Series T-59 1A1, 6.50%, 10/25/43	7,838,518	9,097,789
Series 4281 BC, 4.50%, 12/15/43(f)	41,529,948	43,949,292
USD LIBOR BALANCED FUND
+0.61%, 3.094%, 9/15/43	14,957,190	15,110,136
Ginnie Mae
USD LIBOR 1-Month
+0.62%, 3.129%, 9/20/64	3,710,323	3,709,531
USD LIBOR 12-Month
+0.30%, 3.42%, 1/20/67	24,173,471	24,497,850
+0.23%, 3.07%, 10/20/67	22,342,722	22,201,281
+0.23%, 3.07%, 10/20/67	13,452,536	13,370,965
+0.06%, 3.062%, 12/20/67	34,875,218	34,475,262
+0.08%, 2.81%, 5/20/68	9,964,854	9,780,869
+0.25%, 3.05%, 6/20/68	30,948,314	30,708,180
+0.28%, 3.159%, 11/20/68	42,424,267	42,220,432
+0.25%, 3.25%, 12/20/68	4,607,715	4,588,609

		331,505,848
Federal Agency Mortgage Pass-Through: 9.2%
Fannie Mae, 15 Year
6.00%, 3/1/22	98,733	100,639
4.50%, 1/1/25 - 1/1/27	7,100,735	7,303,897
3.50%, 11/1/25 - 12/1/29	20,508,598	20,991,233
Fannie Mae, 20 Year
4.00%, 11/1/30 - 2/1/37	39,367,257	41,019,987
4.50%, 1/1/31 - 12/1/34	59,622,961	62,619,112
3.50%, 6/1/35 - 4/1/37	74,871,424	76,374,078
Fannie Mae, 30 Year
6.50%, 12/1/28 - 8/1/39	13,848,980	15,676,653
5.50%, 7/1/33 - 8/1/37	9,042,183	9,939,742
6.00%, 9/1/36 - 8/1/37	12,551,817	13,856,695
7.00%, 8/1/37	338,993	386,069
4.50%, 1/1/39 - 11/1/48	377,956,541	396,591,216
5.00%, 3/1/39	21,768,000	23,033,265
5.00%, 11/1/48 - 3/1/49	75,804,988	80,238,936
Fannie Mae, 40 Year
4.50%, 6/1/56	37,419,735	39,520,867
Fannie Mae, Hybrid ARM
1-Year U.S. Treasury CMT
+2.05%, 4.305%, 9/1/34	701,227	733,031
USD LIBOR 12-Month
+1.32%, 4.234%, 12/1/34	867,133	892,750
+1.58%, 4.654%, 1/1/35	762,086	795,081
+1.54%, 4.438%, 8/1/35	602,167	626,834
+1.64%, 4.696%, 5/1/37	654,331	684,441
+1.83%, 4.127%, 7/1/39	1,319,271	1,354,975
+1.78%, 3.762%, 11/1/40	1,424,666	1,465,930
+1.78%, 3.622%, 12/1/40	3,273,583	3,366,147
+1.57%, 4.429%, 11/1/43	2,671,284	2,754,451
+1.55%, 4.486%, 4/1/44	7,925,112	8,243,108
+1.60%, 2.797%, 11/1/44	15,711,653	15,853,787
+1.60%, 2.801%, 12/1/44	11,494,126	11,598,416
+1.59%, 2.899%, 9/1/45	2,857,418	2,880,286
+1.59%, 2.839%, 12/1/45	15,096,917	15,228,353
+1.59%, 2.656%, 1/1/46	13,017,730	13,077,988
+1.61%, 2.958%, 4/1/46	7,861,614	7,906,930
+1.61%, 2.524%, 12/1/46	12,862,230	12,743,318
+1.61%, 3.172%, 6/1/47	11,263,062	11,414,203
+1.61%, 3.143%, 7/1/47	15,866,640	16,071,994
+1.60%, 2.711%, 8/1/47	19,217,871	19,342,898
USD LIBOR 6-Month
+1.53%, 4.293%, 1/1/35	1,051,207	1,084,972
Freddie Mac, Hybrid ARM
1-Year U.S. Treasury CMT
+2.25%, 4.687%, 10/1/35	1,648,323	1,734,280

	PAR VALUE	VALUE
USD LIBOR 12-Month
+1.96%, 4.517%, 5/1/34	$1,281,629	$1,347,319
+1.55%, 3.924%, 4/1/37	1,537,665	1,597,834
+1.79%, 4.543%, 9/1/37	1,095,814	1,149,148
+1.94%, 4.782%, 1/1/38	250,475	262,623
+2.07%, 5.191%, 2/1/38	2,258,810	2,377,813
+1.94%, 4.726%, 7/1/38	162,693	168,536
+1.75%, 4.579%, 10/1/38	806,760	844,922
+1.79%, 3.623%, 10/1/41	814,624	833,281
+1.79%, 2.822%, 8/1/42	4,528,286	4,645,646
+1.62%, 2.949%, 5/1/44	9,991,481	10,104,672
+1.61%, 3.054%, 5/1/44	1,425,970	1,444,776
+1.62%, 2.961%, 6/1/44	3,165,652	3,199,020
+1.62%, 3.16%, 6/1/44	2,776,494	2,816,507
+1.63%, 3.065%, 1/1/45	15,798,408	15,976,048
+1.62%, 2.735%, 10/1/45	8,366,808	8,408,234
+1.62%, 2.82%, 10/1/45	9,301,561	9,368,554
+1.63%, 3.241%, 7/1/47	9,091,837	9,209,147
Freddie Mac Gold, 15 Year
4.50%, 9/1/24 - 9/1/26	4,823,274	4,971,388
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	2,454,728	2,600,449
4.50%, 4/1/31 - 6/1/31	7,500,511	7,891,066
Freddie Mac Gold, 30 Year
7.75%, 7/25/21	72,152	72,517
7.47%, 3/17/23	50,083	51,961
6.50%, 12/1/32 - 4/1/33	4,139,295	4,626,623
7.00%, 11/1/37 - 9/1/38	3,403,227	3,890,533
5.50%, 12/1/37	488,370	536,408
6.00%, 2/1/39	1,230,084	1,355,427
4.50%, 9/1/41 - 8/1/48	349,356,011	366,873,817
Ginnie Mae, 30 Year
7.97%, 4/15/20 - 1/15/21	43,311	44,145
7.50%, 11/15/24 - 10/15/25	416,799	449,979

		1,404,624,955

		1,736,130,803

		2,080,499,127
CORPORATE: 13.0%
FINANCIALS: 4.5%
Bank of America Corp.
3.004%, 12/20/23(g)	44,918,000	44,800,266
4.20%, 8/26/24	5,825,000	6,032,131
4.45%, 3/3/26	3,970,000	4,139,630
4.25%, 10/22/26	2,970,000	3,053,639
4.183%, 11/25/27	7,925,000	8,060,433
Barclays PLC (United Kingdom)
4.375%, 9/11/24	18,275,000	18,252,238
4.836%, 5/9/28	9,525,000	9,429,591
BNP Paribas SA (France)
4.25%, 10/15/24	36,700,000	37,675,424
4.375%, 9/28/25(c)	20,120,000	20,613,717
4.375%, 5/12/26(c)	8,000,000	8,133,032
4.625%, 3/13/27(c)	9,775,000	10,007,438
Boston Properties, Inc.
3.85%, 2/1/23	7,800,000	8,024,981
3.125%, 9/1/23	17,550,000	17,664,207
3.80%, 2/1/24	5,000,000	5,138,178
3.65%, 2/1/26	4,450,000	4,472,712
Capital One Financial Corp.
3.50%, 6/15/23	21,006,000	21,272,214
3.90%, 1/29/24	4,275,000	4,370,593
4.20%, 10/29/25	10,175,000	10,353,631
Cigna Corp.
7.875%, 5/15/27	17,587,000	22,295,531
Citigroup, Inc.
4.00%, 8/5/24	5,925,000	6,114,784
USD LIBOR 3-Month
+6.37%, 9.121%, 10/30/40(b)	37,080,925	40,729,688

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Equity Residential
3.00%, 4/15/23	$14,775,000	$14,863,720
2.85%, 11/1/26	6,000,000	5,846,744
HSBC Holdings PLC (United Kingdom)
3.95%, 5/18/24(g)	21,200,000	21,633,592
4.30%, 3/8/26	11,462,000	11,902,033
6.50%, 5/2/36	31,355,000	38,523,888
6.50%, 9/15/37	12,665,000	15,757,493
JPMorgan Chase & Co.
4.125%, 12/15/26	3,000,000	3,099,226
8.75%, 9/1/30(b)	25,692,000	35,154,123
Lloyds Banking Group PLC (United Kingdom)
4.05%, 8/16/23	10,325,000	10,533,178
4.50%, 11/4/24	19,575,000	19,902,869
4.582%, 12/10/25	2,500,000	2,530,834
4.65%, 3/24/26	16,100,000	16,299,264
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	43,156,000	46,022,576
6.00%, 12/19/23	16,825,000	17,968,562
UniCredit SPA (Italy) 7.296%, 4/2/34(c)(g)	23,425,000	23,627,306
Unum Group
7.19%, 2/1/28	8,305,000	9,642,908
7.25%, 3/15/28	2,030,000	2,412,470
6.75%, 12/15/28	11,368,000	13,115,854
Wells Fargo & Co.
2.15%, 12/6/19	19,500,000	19,432,381
4.10%, 6/3/26	3,376,000	3,454,075
4.30%, 7/22/27	21,995,000	22,891,219
USD LIBOR 3-Month +0.65%, 3.258%, 12/6/19	11,575,000	11,623,058

		676,871,431
INDUSTRIALS: 8.0%
Anheuser-Busch InBev SA/NV (Belgium)
4.75%, 1/23/29	8,475,000	9,024,392
5.45%, 1/23/39	6,375,000	6,905,183
5.55%, 1/23/49	16,900,000	18,580,137
AT&T, Inc.
5.35%, 9/1/40	27,575,000	29,010,357
4.75%, 5/15/46	7,000,000	6,866,848
5.65%, 2/15/47	5,175,000	5,663,959
4.50%, 3/9/48	24,560,000	23,128,373
Bayer AG (Germany)
3.875%, 12/15/23(c)	16,175,000	16,305,515
4.25%, 12/15/25(c)	6,600,000	6,675,188
4.375%, 12/15/28(c)	26,300,000	26,161,349
Bayerische Motoren Werke AG (Germany)
3.40%, 8/13/21(c)	6,200,000	6,281,030
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(b)(c)(g)	7,525,000	8,330,551
Burlington Northern Santa Fe LLC(e)
5.72%, 1/15/24	2,616,284	2,799,197
5.342%, 4/1/24	6,171,490	6,414,114
5.629%, 4/1/24	9,787,715	10,320,763
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(c)	10,575,000	10,892,250
5.70%, 1/11/25(c)	22,475,000	23,025,637
6.125%, 5/5/25(c)	12,870,000	13,320,450
Charter Communications, Inc.
8.25%, 4/1/19	21,815,000	21,815,000
4.125%, 2/15/21	2,260,000	2,295,595
4.908%, 7/23/25	11,600,000	12,232,239
4.20%, 3/15/28	5,000,000	4,965,866
5.05%, 3/30/29	5,250,000	5,533,476
6.55%, 5/1/37	11,000,000	12,167,956
6.75%, 6/15/39	6,160,000	6,879,253
6.484%, 10/23/45	38,477,000	43,171,557

	PAR VALUE	VALUE
5.375%, 5/1/47	$4,100,000	$4,084,707
5.75%, 4/1/48	12,300,000	12,876,262
Cigna Corp.
3.75%, 7/15/23(c)	16,900,000	17,335,522
4.125%, 11/15/25(c)	4,100,000	4,244,843
4.375%, 10/15/28(c)	2,692,000	2,790,183
Comcast Corp.
3.95%, 10/15/25	5,325,000	5,571,345
4.70%, 10/15/48	3,625,000	3,948,001
3.999%, 11/1/49	3,772,000	3,677,381
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	6,240,000	6,285,704
2.95%, 6/30/23(c)	37,166,000	36,866,070
3.85%, 2/1/25(c)	24,125,000	24,620,720
CRH PLC (Ireland)
3.875%, 5/18/25(c)	17,100,000	17,159,180
CVS Health Corp.
3.70%, 3/9/23	13,033,000	13,241,261
4.10%, 3/25/25	6,025,000	6,189,281
4.30%, 3/25/28	22,645,000	22,966,477
4.78%, 3/25/38	5,125,000	5,082,656
Dell Technologies, Inc.
5.45%, 6/15/23(c)	14,966,000	15,949,187
Dillard’s, Inc.
7.875%, 1/1/23	8,660,000	9,575,229
7.75%, 7/15/26	50,000	54,798
7.75%, 5/15/27	540,000	583,853
7.00%, 12/1/28	15,135,000	15,838,128
DowDuPont, Inc.
7.375%, 11/1/29	17,000,000	21,515,252
9.40%, 5/15/39	5,677,000	8,643,938
5.55%, 11/30/48(c)	5,250,000	5,903,678
Elanco Animal Health, Inc.
3.912%, 8/27/21(c)	2,500,000	2,542,071
4.272%, 8/28/23(c)	2,500,000	2,577,781
4.90%, 8/28/28(c)	3,500,000	3,719,121
Ford Motor Credit Co. LLC(e)
2.681%, 1/9/20	13,000,000	12,944,588
5.75%, 2/1/21	12,700,000	13,080,854
5.875%, 8/2/21	12,945,000	13,411,814
3.813%, 10/12/21	14,270,000	14,139,723
5.596%, 1/7/22	9,425,000	9,723,565
4.25%, 9/20/22	4,243,000	4,216,487
4.14%, 2/15/23	5,166,000	5,060,450
4.375%, 8/6/23	8,695,000	8,516,787
Fox Corp.
4.709%, 1/25/29(c)	2,125,000	2,275,115
5.476%, 1/25/39(c)	2,550,000	2,828,379
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(c)	10,475,000	10,617,723
4.25%, 7/21/25(c)	44,175,000	45,083,647
Kinder Morgan, Inc.
4.30%, 6/1/25	11,050,000	11,528,600
5.50%, 3/1/44	25,893,000	27,800,556
5.40%, 9/1/44	20,119,000	21,342,407
Macy’s, Inc.
6.70%, 7/15/34	5,890,000	6,087,642
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	16,900,000	17,386,720
5.50%, 7/21/25(c)	20,075,000	21,472,220
4.85%, 7/6/27(c)	14,200,000	14,576,016
RELX PLC (United Kingdom)
3.125%, 10/15/22	17,458,000	17,598,193
4.00%, 3/18/29	5,400,000	5,501,373
Telecom Italia SPA (Italy)
7.175%, 6/18/19	27,527,000	27,708,403
5.303%, 5/30/24(c)	25,508,000	25,635,540
7.20%, 7/18/36	11,596,000	11,774,578
7.721%, 6/4/38	8,212,000	8,499,420

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
The Walt Disney Co.
6.15%, 3/1/37(c)	$15,000,000	$19,530,316
6.65%, 11/15/37(c)	4,638,000	6,406,629
TransCanada Corp. (Canada)
5.625%, 5/20/75(b)(g)	20,570,000	20,111,289
5.875%, 8/15/76(b)(g)	4,500,000	4,565,475
5.30%, 3/15/77(b)(g)	20,885,000	19,527,475
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(c)	12,050,000	12,125,312
Union Pacific Corp. 6.176%, 1/2/31	6,018,144	6,811,709
United Technologies Corp.
3.35%, 8/16/21	3,650,000	3,699,531
3.65%, 8/16/23	13,000,000	13,346,939
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	11,999,755
4.522%, 9/15/48	7,000,000	7,193,459
5.012%, 4/15/49	49,149,000	53,804,984
Vodafone Group PLC (United Kingdom) 7.00%, 4/4/79(b)(g)	16,900,000	17,177,466
Xerox Corp. 4.50%, 5/15/21	21,561,000	21,776,610
Zoetis, Inc.
3.25%, 2/1/23	2,150,000	2,173,889
4.50%, 11/13/25	17,545,000	18,636,951

		1,210,307,453
UTILITIES: 0.5%
Dominion Energy, Inc.
2.579%, 7/1/20	4,600,000	4,575,055
4.104%, 4/1/21	5,650,000	5,737,126
5.75%, 10/1/54(b)(g)	22,950,000	23,414,738
Enel SPA (Italy)
4.25%, 9/14/23(c)	4,075,000	4,166,388
4.625%, 9/14/25(c)	10,500,000	10,866,712
6.80%, 9/15/37(c)	13,700,000	16,428,752
6.00%, 10/7/39(c)	13,352,000	14,763,373

		79,952,144

		1,967,131,028

TOTAL DEBT SECURITIES (Cost $4,563,492,052)		$4,689,113,404

SHORT-TERM INVESTMENTS: 4.1%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 3.7%
Fixed Income Clearing Corporation(d) 1.60%, dated 3/29/19, due 4/1/19, maturity value $559,775,627	$559,701,000	$559,701,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	60,591,181	60,591,181

TOTAL SHORT-TERM INVESTMENTS (Cost $620,292,181)		$620,292,181

TOTAL INVESTMENTS IN SECURITIES (Cost $12,193,770,618)	100.4%	$15,238,268,908
OTHER ASSETS LESS LIABILITIES	(0.4%)	(63,841,175)

NET ASSETS	100.0%	$15,174,427,733

(a)	Non-income producing
(b)	Hybrid security has characteristics of both a debt and equity security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Repurchase agreement is collateralized by U.S. Treasury Note 2.625%, 6/15/21 and U.S. Treasury Inflation Indexed Note 0.125%, 4/15/21. Total collateral value is $570,901,876.
(e)	Subsidiary (see below)
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note – Short Position	284	6/19/19	$(35,278,125)	$(516,989)
Ultra Long-Term U.S. Treasury Bond – Short Position	225	6/19/19	(37,800,000)	(1,424,467)

				$(1,941,456)

5 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security.

Debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (a)	$9,263,981,774	$—	$—
Preferred Stocks	—	664,881,549	—
Debt Securities
U.S. Treasury	—	409,448,248	—
Government-Related	—	232,035,001	—
Securitized	—	2,080,499,127	—
Corporate	—	1,967,131,028	—
Short-term Investments
Repurchase Agreement	—	559,701,000	—
Money Market Fund	60,591,181	—	—

Total Securities	$9,324,572,955	$5,913,695,953	$—

Other Investments
Futures Contracts
Depreciation	(1,941,456)	—	—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

6 / Dodge & Cox Balanced Fund

DODGE & COX INCOME FUND
Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES: 98.9%

	PAR VALUE	VALUE
U.S. TREASURY: 6.2%
U.S. Treasury Note/Bond
2.625%, 7/15/21	$375,000,000	$378,046,875
1.125%, 7/31/21	250,000,000	243,603,515
2.00%, 12/31/21	165,000,000	164,046,094
1.875%, 7/31/22	200,000,000	197,734,376
2.75%, 4/30/23	142,955,000	145,830,853
2.375%, 2/29/24	500,000,000	503,535,155
2.75%, 8/31/25	565,540,000	580,495,880
3.00%, 10/31/25	561,940,000	585,602,945
2.50%, 2/28/26	700,000,000	708,312,500

		3,507,208,193
GOVERNMENT-RELATED: 5.8%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1999-20E 1, 6.30%, 5/1/19	276	277
Series 1999-20G 1, 7.00%, 7/1/19	19,101	19,181
Series 1999-20I 1, 7.30%, 9/1/19	9,755	9,824
Series 2000-20C 1, 7.625%, 3/1/20	952	965
Series 2000-20G 1, 7.39%, 7/1/20	916	927
Series 2001-20G 1, 6.625%, 7/1/21	257,632	262,805
Series 2001-20L 1, 5.78%, 12/1/21	759,842	773,848
Series 2002-20A 1, 6.14%, 1/1/22	5,595	5,742
Series 2002-20L 1, 5.10%, 12/1/22	233,881	238,708
Series 2003-20G 1, 4.35%, 7/1/23	17,051	17,502
Series 2004-20L 1, 4.87%, 12/1/24	501,796	516,984
Series 2005-20B 1, 4.625%, 2/1/25	870,926	897,020
Series 2005-20D 1, 5.11%, 4/1/25	34,848	35,936
Series 2005-20E 1, 4.84%, 5/1/25	1,441,374	1,482,479
Series 2005-20G 1, 4.75%, 7/1/25	1,450,551	1,494,116
Series 2005-20H 1, 5.11%, 8/1/25	16,638	17,210
Series 2005-20I 1, 4.76%, 9/1/25	1,775,506	1,831,362
Series 2006-20A 1, 5.21%, 1/1/26	1,568,714	1,625,784
Series 2006-20B 1, 5.35%, 2/1/26	534,553	559,881
Series 2006-20C 1, 5.57%, 3/1/26	2,157,404	2,260,835
Series 2006-20G 1, 6.07%, 7/1/26	3,993,258	4,191,589
Series 2006-20H 1, 5.70%, 8/1/26	31,745	33,321
Series 2006-20I 1, 5.54%, 9/1/26	56,216	58,981
Series 2006-20J 1, 5.37%, 10/1/26	1,707,160	1,777,006
Series 2006-20L 1, 5.12%, 12/1/26	1,634,763	1,693,077
Series 2007-20A 1, 5.32%, 1/1/27	2,921,992	3,037,478
Series 2007-20C 1, 5.23%, 3/1/27	4,497,833	4,652,011
Series 2007-20D 1, 5.32%, 4/1/27	5,127,347	5,315,575
Series 2007-20G 1, 5.82%, 7/1/27	2,922,496	3,073,540

		35,883,964
FOREIGN AGENCY: 2.5%
Petroleo Brasileiro SA (Brazil)
5.999%, 1/27/28	329,050,000	332,998,600
7.25%, 3/17/44	10,705,000	11,170,667
6.90%, 3/19/49	9,150,000	9,053,010
Petroleos Mexicanos (Mexico)
4.875%, 1/18/24	123,065,000	121,156,262
6.875%, 8/4/26	120,490,000	125,586,727
6.50%, 3/13/27	227,365,000	228,322,207
6.625%, 6/15/35	112,290,000	105,833,325
6.375%, 1/23/45	166,156,000	146,765,595
6.75%, 9/21/47	191,366,000	176,064,375
6.35%, 2/12/48	192,270,000	169,514,845

		1,426,465,613
LOCAL AUTHORITY: 3.2%
L.A. Unified School District GO
5.75%, 7/1/34	6,075,000	7,467,937
6.758%, 7/1/34	185,585,000	246,928,266
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	61,680,451
7.102%, 1/1/41	148,277,000	216,199,728
New Valley Generation
4.929%, 1/15/21	146,348	150,052
State of California GO

	PAR VALUE	VALUE
7.50%, 4/1/34	$194,406,000	$280,654,222
7.55%, 4/1/39	146,605,000	222,651,945
7.30%, 10/1/39	208,455,000	301,640,639
7.625%, 3/1/40	119,575,000	181,117,861
State of Illinois GO
5.10%, 6/1/33	306,400,000	301,074,768

		1,819,565,869

		3,281,915,446
SECURITIZED: 43.9%
ASSET-BACKED: 6.8%
Other: 1.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	402,248,319	437,449,069
9.75%, 1/6/27(b)	236,256,590	263,428,461
8.20%, 4/6/28(b)	66,400,000	71,862,064

		772,739,594
Student Loan: 5.4%
Navient Student Loan Trust
USD LIBOR 1-Month
+1.25%, 3.736%, 6/25/65(b)	224,606,339	227,624,262
+1.15%, 3.636%, 3/25/66(b)	97,173,144	98,043,523
+1.30%, 3.786%, 3/25/66(b)	123,350,000	126,858,913
+0.80%, 3.286%, 7/26/66(b)	331,311,784	331,725,162
+1.05%, 3.536%, 7/26/66(b)	323,668,000	326,899,857
+1.15%, 3.636%, 7/26/66(b)	219,752,000	223,043,204
+1.00%, 3.486%, 9/27/66(b)	114,564,000	114,786,415
+1.05%, 3.536%, 12/27/66(b)	131,600,730	132,099,155
+0.72%, 3.206%, 3/25/67(b)	97,760,000	96,684,718
+0.80%, 3.286%, 3/25/67(b)	183,798,000	181,108,704
+0.68%, 3.166%, 6/27/67(b)	225,000,000	223,881,773
+0.70%, 3.186%, 2/25/70(b)	274,155,601	273,436,107
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	18,615,121	18,533,501
Series 2017-A A2A, 2.88%, 12/16/58(b)	31,000,000	30,802,918
SLM Student Loan Trust
USD LIBOR 1-Month
+1.20%, 3.686%, 10/25/34	27,721,000	28,168,769
USD LIBOR 3-Month
+0.63%, 3.401%, 1/25/40(b)	142,597,151	141,273,236
+0.17%, 2.941%, 7/25/40	13,626,000	12,982,340
+0.75%, 3.521%, 10/25/40	80,889,000	80,838,986
+0.60%, 3.371%, 1/25/41	125,137,645	123,996,940
+0.55%, 3.321%, 10/25/64(b)	32,458,000	31,974,265
+0.55%, 3.321%, 10/25/64(b)	72,950,000	72,508,383
SLM Student Loan Trust (Private Loans)
Series 2013-C A2A, 2.94%, 10/15/31(b)	6,649,439	6,648,573
SMB Private Education Loan Trust (Private Loans)
Series 2017-A A2A, 2.88%, 9/15/34(b)	26,049,215	25,731,537
Series 2017-B A2A, 2.82%, 10/15/35(b)	26,946,000	26,658,473
Series 2018-A A2A, 3.50%, 2/15/36(b)	50,000,000	50,986,635
Series 2018-B A2A, 3.60%, 1/15/37(b)	68,386,000	69,675,958

		3,076,972,307

		3,849,711,901
CMBS: 0.3%
Agency CMBS: 0.3%
Fannie Mae Multifamily DUS
Pool AL6028, 2.70%, 7/1/21	2,218,030	2,228,213
Pool AL6455, 2.765%, 11/1/21	9,126,527	9,108,968
Pool AL6445, 2.50%, 1/1/22	5,857,815	5,839,784
Freddie Mac Multifamily Interest Only
Series K055 X1, 1.366%, 3/25/26(e)	119,000,906	9,527,320
Series K056 X1, 1.265%, 5/25/26(e)	41,232,337	3,073,162
Series K057 X1, 1.191%, 7/25/26(e)	246,678,243	17,548,616
Series K062 X1, 0.308%, 12/25/26(e)	324,154,827	7,095,555
Series K064 X1, 0.608%, 3/25/27(e)	413,474,273	17,241,836
Series K065 X1, 0.674%, 4/25/27(e)	479,248,116	22,489,964
Series K066 X1, 0.753%, 6/25/27(e)	381,516,097	20,036,615

1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Series K067 X1, 0.578%, 7/25/27(e)	$480,381,918	$20,258,714
Series K069 X1, 0.369%, 9/25/27(e)	101,096,193	2,873,730
Series K071 X1, 0.292%, 11/25/27(e)	259,060,323	5,852,820
Series K070 X1, 0.327%, 11/25/27(e)	201,611,989	5,226,972
Series K089 X1, 0.688%, 1/25/29(e)	526,000,000	24,563,411
Series K152 X1, 0.953%, 1/25/31(e)	43,802,790	3,598,824
Series K154 X1, 0.312%, 11/25/32(e)	394,562,315	12,433,763

		188,998,267

		188,998,267
MORTGAGE-RELATED: 36.8%
Federal Agency CMO & REMIC: 5.5%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	69,316	78,011
Series 1997-2 Z, 7.50%, 6/15/27	5,556,349	6,146,290
Series 1998-2 2A, 8.667%, 8/15/27(e)	14,547	16,224
Series 1998-1 1A, 8.293%, 3/15/28(e)	107,148	116,822
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	198,032	216,421
Trust 1998-58 PC, 6.50%, 10/25/28	1,106,228	1,211,740
Trust 2001-69 PQ, 6.00%, 12/25/31	1,363,031	1,516,107
Trust 2002-33 A1, 7.00%, 6/25/32	1,636,380	1,821,874
Trust 2002-69 Z, 5.50%, 10/25/32	181,358	195,047
Trust 2008-24 GD, 6.50%, 3/25/37	670,847	733,171
Trust 2007-47 PE, 5.00%, 5/25/37	2,297,477	2,456,658
Trust 2009-53 QM, 5.50%, 5/25/39	628,609	648,437
Trust 2009-30 AG, 6.50%, 5/25/39	6,015,602	6,582,045
Trust 2009-40 TB, 6.00%, 6/25/39	2,444,383	2,641,573
Trust 2010-123 WT, 7.00%, 11/25/40	25,937,034	29,715,175
Trust 2001-T3 A1, 7.50%, 11/25/40	90,543	101,876
Trust 2001-T7 A1, 7.50%, 2/25/41	52,821	60,595
Trust 2001-T5 A2, 6.981%, 6/19/41(e)	35,090	39,088
Trust 2001-T5 A3, 7.50%, 6/19/41(e)	175,936	200,141
Trust 2011-58 AT, 4.00%, 7/25/41	6,904,597	7,229,273
Trust 2001-T4 A1, 7.50%, 7/25/41	1,532,225	1,764,317
Trust 2001-T10 A1, 7.00%, 12/25/41	1,742,496	1,985,110
Trust 2013-106 MA, 4.00%, 2/25/42	16,036,488	16,708,255
Trust 2002-90 A1, 6.50%, 6/25/42	3,659,261	4,031,273
Trust 2002-W6 2A1, 7.00%, 6/25/42(e)	2,010,396	2,196,549
Trust 2002-W8 A2, 7.00%, 6/25/42	1,148,571	1,320,459
Trust 2003-W2 1A2, 7.00%, 7/25/42	5,979,103	6,836,849
Trust 2002-T16 A3, 7.50%, 7/25/42	2,784,550	3,245,536
Trust 2003-W4 3A, 7.00%, 10/25/42(e)	1,745,037	1,918,167
Trust 2012-121 NB, 7.00%, 11/25/42	850,666	966,033
Trust 2003-W1 2A, 5.876%, 12/25/42(e)	2,190,473	2,375,498
Trust 2003-7 A1, 6.50%, 12/25/42	2,962,417	3,296,697
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,814,555	2,049,846
Trust 2004-W2 2A2, 7.00%, 2/25/44	75,898	85,585
Trust 2004-W2 5A, 7.50%, 3/25/44	3,230,707	3,615,606
Trust 2004-W8 3A, 7.50%, 6/25/44	2,510,412	2,878,526
Trust 2004-W15 1A2, 6.50%, 8/25/44	618,883	694,921
Trust 2005-W1 1A3, 7.00%, 10/25/44	5,015,120	5,743,599
Trust 2001-79 BA, 7.00%, 3/25/45	544,722	619,053
Trust 2006-W1 1A1, 6.50%, 12/25/45	294,717	332,697
Trust 2006-W1 1A2, 7.00%, 12/25/45	2,192,681	2,501,951
Trust 2006-W1 1A3, 7.50%, 12/25/45	37,255	42,807
Trust 2006-W1 1A4, 8.00%, 12/25/45	2,519,575	2,917,268
Trust 2007-W10 1A, 6.267%, 8/25/47(e)	7,614,527	8,304,384
Trust 2007-W10 2A, 6.333%, 8/25/47(e)	2,319,846	2,526,044
USD LIBOR 1-Month
+0.55%, 3.036%, 9/25/43	30,693,243	30,865,012
+0.40%, 2.886%, 7/25/44	1,294,775	1,281,285
Freddie Mac
Series 3312 AB, 6.50%, 6/15/32	2,235,762	2,503,750
Series 2456 CJ, 6.50%, 6/15/32	133,424	150,240
Series T-41 2A, 5.391%, 7/25/32(e)	208,185	223,649
Series 2587 ZU, 5.50%, 3/15/33	3,155,627	3,409,038
Series 2610 UA, 4.00%, 5/15/33	1,349,224	1,392,022
Series T-48 1A, 4.958%, 7/25/33(e)	2,239,295	2,371,285
Series 2708 ZD, 5.50%, 11/15/33	12,528,361	13,950,951

	PAR VALUE	VALUE
Series 3204 ZM, 5.00%, 8/15/34	$5,778,389	$6,267,567
Series 3330 GZ, 5.50%, 6/15/37	867,869	940,409
Series 3427 Z, 5.00%, 3/15/38	2,522,537	2,720,969
Series T-51 1A, 6.50%, 9/25/43(e)	51,788	59,411
Series 4283 DW, 4.50%, 12/15/43(e)	68,552,703	73,307,183
Series 4283 EW, 4.50%, 12/15/43(e)	40,411,975	42,812,661
Series 4281 BC, 4.50%, 12/15/43(e)	113,307,245	119,908,003
Series 4319 MA, 4.50%, 3/15/44(e)	22,390,751	24,090,486
USD LIBOR 1-Month
+0.53%, 3.014%, 8/15/43	55,675,602	56,126,288
Ginnie Mae
USD LIBOR 1-Month
+0.65%, 3.159%, 10/20/64	7,751,405	7,758,597
+0.63%, 3.139%, 4/20/65	11,116,707	11,118,677
+0.60%, 3.109%, 7/20/65	8,086,070	8,078,421
+0.60%, 3.109%, 8/20/65	7,377,650	7,370,524
+0.62%, 3.129%, 9/20/65	1,683,168	1,682,808
+0.75%, 3.259%, 11/20/65	30,269,275	30,410,330
+0.90%, 3.409%, 3/20/66	19,688,330	19,901,521
+0.90%, 3.409%, 4/20/66	20,514,523	20,736,890
+0.78%, 3.289%, 9/20/66	11,539,016	11,609,377
+0.75%, 3.259%, 10/20/66	53,167,045	53,440,478
+0.80%, 3.309%, 11/20/66	23,276,426	23,446,905
+0.81%, 3.319%, 12/20/66	12,901,408	13,003,511
+0.57%, 3.079%, 9/20/67	30,983,542	31,082,671
USD LIBOR 12-Month
+0.30%, 3.128%, 9/20/66	19,227,395	19,427,256
+0.28%, 3.376%, 12/20/66	37,154,813	37,590,977
+0.30%, 3.42%, 1/20/67	94,842,641	96,122,675
+0.30%, 3.42%, 1/20/67	103,175,538	104,560,030
+0.31%, 3.43%, 1/20/67	39,463,823	40,005,985
+0.25%, 3.271%, 2/20/67	20,075,211	20,030,686
+0.20%, 3.221%, 3/20/67	3,317,855	3,303,769
+0.30%, 2.797%, 4/20/67	24,219,737	24,143,548
+0.20%, 2.863%, 5/20/67	47,664,980	47,300,038
+0.30%, 2.963%, 5/20/67	20,901,424	20,838,333
+0.20%, 2.977%, 6/20/67	102,353,280	101,549,899
+0.30%, 3.077%, 6/20/67	24,437,011	24,366,068
+0.20%, 2.972%, 8/20/67	22,653,392	22,481,131
+0.25%, 3.078%, 9/20/67	23,880,681	23,768,950
+0.27%, 3.098%, 9/20/67	72,493,900	72,181,539
+0.22%, 3.06%, 10/20/67	35,897,956	35,692,490
+0.23%, 3.07%, 10/20/67	161,026,116	160,006,740
+0.23%, 3.07%, 10/20/67	75,364,674	74,907,693
+0.25%, 3.09%, 10/20/67	49,555,002	49,296,414
+0.20%, 3.125%, 11/20/67	17,629,192	17,515,889
+0.22%, 3.145%, 11/20/67	24,548,899	24,413,904
+0.22%, 3.145%, 11/20/67	133,232,387	132,404,068
+0.06%, 3.062%, 12/20/67	57,626,785	56,965,909
+0.18%, 3.276%, 12/20/67	35,189,005	34,941,784
+0.06%, 3.062%, 1/20/68	103,924,044	102,739,611
+0.08%, 3.082%, 1/20/68	47,565,178	47,134,099
+0.15%, 3.27%, 1/20/68	16,375,552	16,239,985
+0.05%, 2.83%, 2/20/68	26,114,649	25,764,738
+0.04%, 3.061%, 2/20/68	54,167,885	53,458,107
+0.05%, 3.071%, 2/20/68	3,686,153	3,640,461
+0.07%, 3.091%, 2/20/68	49,432,560	48,845,435
+0.10%, 3.102%, 2/20/68	100,339,891	99,371,079
+0.10%, 3.102%, 2/20/68	49,707,537	49,154,700
+0.15%, 3.152%, 2/20/68	34,084,455	33,822,144
+0.05%, 2.71%, 3/20/68	45,781,947	45,114,075
+0.03%, 2.73%, 3/20/68	18,128,931	17,811,294
+0.04%, 3.061%, 3/20/68	89,219,880	88,076,465
+0.04%, 3.061%, 3/20/68	37,735,426	37,089,879
+0.06%, 3.081%, 3/20/68	14,852,625	14,613,323
+0.02%, 2.72%, 4/20/68	26,833,121	26,243,772
+0.05%, 2.75%, 4/20/68	48,686,892	47,725,852
+0.05%, 2.75%, 4/20/68	42,763,552	41,920,422
+0.04%, 2.80%, 5/20/68	49,479,708	48,449,827
+0.15%, 2.86%, 6/20/68	46,703,397	46,039,980

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+0.25%, 3.00%, 7/20/68	$41,150,857	$40,811,696
+0.12%, 2.95%, 8/20/68	35,356,893	34,942,245
+0.10%, 3.02%, 10/20/68	64,822,529	63,865,619
+0.22%, 3.22%, 11/20/68	35,429,558	35,117,381
+0.30%, 3.45%, 11/20/68	37,017,096	36,992,606

		3,111,505,087
Federal Agency Mortgage Pass-Through: 31.2%
Fannie Mae, 15 Year
6.00%, 2/1/19 - 3/1/23	13,739,172	14,102,924
5.50%, 12/1/19 - 7/1/25	58,749,305	60,736,790
6.50%, 12/1/19	70	69
4.00%, 9/1/25	712,684	717,934
5.00%, 9/1/25	24,901,868	25,595,238
3.50%, 10/1/25 - 2/1/31	680,318,529	696,741,466
4.50%, 3/1/29	17,136,300	17,626,234
Fannie Mae, 20 Year
4.50%, 3/1/29 - 1/1/34	346,541,636	363,475,751
4.00%, 9/1/30 - 3/1/37	1,636,407,311	1,706,141,030
3.50%, 11/1/35 - 4/1/37	396,867,580	405,065,350
Fannie Mae, 30 Year
6.00%, 11/1/28 - 2/1/39	88,117,184	97,231,021
7.00%, 4/1/32 - 2/1/39	7,731,721	8,833,211
6.50%, 12/1/32 - 8/1/39	35,725,807	40,720,631
5.50%, 2/1/33 - 11/1/39	132,075,337	144,094,422
4.50%, 11/1/35 - 8/1/48	4,774,063,921	5,006,539,990
5.00%, 7/1/37 - 3/1/49	878,009,844	930,585,510
5.00%, 3/1/39	182,822,000	193,448,529
4.00%, 10/1/40 - 5/1/48	978,625,605	1,012,398,597
3.00%, 3/1/47 - 5/1/48	434,217,024	432,924,532
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	149,237,028	157,445,700
Fannie Mae, Hybrid ARM 1-Year U.S. Treasury CMT
+2.14%, 4.33%, 10/1/33	1,161,704	1,217,706
+2.14%, 4.334%, 8/1/34	318,948	334,474
+1.96%, 4.302%, 9/1/34	1,385,211	1,444,710
+2.29%, 4.804%, 1/1/36	9,486,760	9,974,086
+2.12%, 4.246%, 7/1/36	61,750	64,910
+2.14%, 4.211%, 12/1/36	1,448,935	1,522,184
USD LIBOR 12-Month
+1.68%, 4.551%, 7/1/34	1,436,071	1,498,666
+1.36%, 4.237%, 10/1/34	637,383	656,445
+1.94%, 4.911%, 1/1/35	694,191	735,196
+1.37%, 4.335%, 4/1/35	1,473,481	1,522,339
+1.75%, 4.229%, 6/1/35	446,101	467,031
+1.45%, 4.164%, 7/1/35	342,239	355,059
+1.44%, 4.188%, 7/1/35	606,475	627,723
+1.52%, 4.225%, 7/1/35	968,391	1,006,057
+1.75%, 4.453%, 7/1/35	1,069,618	1,121,387
+1.30%, 4.049%, 8/1/35	769,835	790,130
+1.41%, 4.159%, 8/1/35	2,741,259	2,871,253
+1.76%, 4.546%, 8/1/35	1,586,177	1,656,509
+1.77%, 4.517%, 9/1/35	1,148,164	1,199,060
+1.57%, 4.381%, 10/1/35	1,741,899	1,806,227
+1.75%, 4.498%, 10/1/35	1,039,381	1,085,939
+1.62%, 4.543%, 12/1/35	389,272	404,586
+1.62%, 4.515%, 1/1/36	1,613,925	1,684,723
+1.70%, 4.569%, 1/1/36	2,619,931	2,733,968
+1.75%, 4.47%, 11/1/36	1,015,884	1,063,718
+1.74%, 4.618%, 12/1/36	774,293	811,989
+1.59%, 4.614%, 1/1/37	950,230	994,027
+1.99%, 5.021%, 2/1/37	2,427,760	2,560,638
+1.93%, 4.303%, 4/1/37	342,753	364,434
+1.19%, 4.065%, 8/1/37	107,447	107,273
+1.74%, 4.468%, 8/1/37	1,118,449	1,168,026
+1.48%, 4.347%, 11/1/37	462,604	478,785
+2.02%, 4.39%, 4/1/38	149,540	153,848
+1.93%, 4.40%, 5/1/38	1,519,404	1,604,418
+1.73%, 4.523%, 5/1/38	88,759,788	92,733,248

	PAR VALUE	VALUE
+1.88%, 4.63%, 9/1/38	$351,921	$369,472
+1.60%, 4.398%, 10/1/38	3,871,007	4,035,424
+1.69%, 4.467%, 10/1/38	1,581,930	1,647,787
+1.71%, 4.609%, 10/1/38	767,263	802,041
+1.71%, 4.566%, 6/1/39	415,004	434,975
+1.76%, 4.177%, 12/1/39	1,695,027	1,749,689
+1.71%, 2.83%, 4/1/42	6,293,902	6,526,104
+1.67%, 2.341%, 9/1/42	6,301,245	6,459,832
+1.68%, 2.474%, 11/1/42	6,200,999	6,389,361
+1.57%, 2.277%, 12/1/42	13,261,079	13,245,209
+1.58%, 2.349%, 2/1/43	12,394,181	12,733,945
+1.81%, 4.585%, 2/1/43	1,832,848	1,908,967
+1.56%, 2.299%, 5/1/43	2,806,409	2,798,976
+1.47%, 3.856%, 6/1/43	1,445,373	1,483,608
+1.56%, 3.025%, 9/1/43	3,788,836	3,844,383
+1.56%, 3.262%, 9/1/43	2,484,367	2,522,709
+1.45%, 4.157%, 9/1/43	2,951,842	3,027,099
+1.61%, 2.294%, 10/1/43	30,141,587	30,646,555
+1.55%, 2.654%, 11/1/43	9,752,920	9,858,238
+1.60%, 2.858%, 11/1/43	12,776,196	12,878,479
+1.56%, 3.063%, 12/1/43	4,827,406	4,889,668
+1.59%, 2.696%, 2/1/44	5,021,233	5,056,001
+1.58%, 2.966%, 2/1/44	5,842,340	5,900,318
+1.55%, 4.675%, 2/1/44	1,289,471	1,328,235
+1.59%, 2.926%, 4/1/44	5,319,458	5,387,783
+1.59%, 2.996%, 4/1/44	3,883,215	3,936,975
+1.58%, 3.178%, 4/1/44	16,561,143	16,801,010
+1.56%, 4.343%, 4/1/44	7,572,877	7,735,566
+1.67%, 4.448%, 4/1/44	17,320,060	17,897,752
+1.57%, 3.042%, 5/1/44	17,849,782	18,056,006
+1.57%, 3.559%, 5/1/44	7,994,030	8,113,556
+1.58%, 2.82%, 7/1/44	9,148,804	9,237,995
+1.59%, 2.861%, 7/1/44	11,701,517	11,817,965
+1.57%, 2.939%, 7/1/44	4,920,690	4,979,090
+1.56%, 2.95%, 7/1/44	7,022,745	7,111,017
+1.59%, 2.963%, 7/1/44	4,435,969	4,486,285
+1.58%, 3.081%, 7/1/44	10,959,902	11,116,157
+1.57%, 2.788%, 8/1/44	16,376,281	16,495,601
+1.58%, 2.793%, 8/1/44	8,033,441	8,096,189
+1.58%, 2.887%, 8/1/44	5,610,801	5,667,094
+1.57%, 3.017%, 8/1/44	6,375,887	6,463,310
+1.58%, 2.659%, 9/1/44	7,326,716	7,366,201
+1.58%, 2.754%, 9/1/44	8,836,568	8,897,766
+1.65%, 2.825%, 9/1/44	30,317,260	30,616,969
+1.58%, 2.845%, 9/1/44	4,537,796	4,578,949
+1.64%, 2.935%, 9/1/44	14,256,650	14,411,355
+1.59%, 3.019%, 9/1/44	6,032,339	6,104,160
+1.57%, 2.468%, 10/1/44	7,045,895	7,063,720
+1.60%, 2.589%, 10/1/44	6,106,675	6,134,529
+1.57%, 2.621%, 10/1/44	12,092,421	12,151,965
+1.57%, 2.73%, 10/1/44	7,350,051	7,400,407
+1.57%, 2.751%, 10/1/44	29,231,351	29,438,103
+1.58%, 2.805%, 10/1/44	14,075,761	14,197,869
+1.56%, 2.846%, 10/1/44	6,674,846	6,735,365
+1.60%, 2.85%, 10/1/44	12,172,493	12,282,771
+1.60%, 2.87%, 10/1/44	9,000,841	9,090,788
+1.60%, 2.92%, 10/1/44	15,262,211	15,432,668
+1.56%, 2.932%, 10/1/44	7,068,170	7,146,693
+1.58%, 2.949%, 10/1/44	4,105,403	4,150,363
+1.58%, 2.739%, 11/1/44	5,151,006	5,186,000
+1.60%, 2.791%, 11/1/44	11,544,277	11,642,706
+1.60%, 2.822%, 11/1/44	6,344,430	6,398,382
+1.58%, 2.828%, 11/1/44	14,249,520	14,372,836
+1.56%, 2.913%, 11/1/44	14,127,331	14,274,875
+1.57%, 2.951%, 11/1/44	12,709,200	12,847,954
+1.59%, 2.683%, 12/1/44	3,872,471	3,897,891
+1.57%, 2.729%, 12/1/44	27,039,018	27,235,588
+1.58%, 2.73%, 12/1/44	3,675,696	3,703,150
+1.58%, 2.782%, 12/1/44	4,266,669	4,300,907
+1.60%, 2.827%, 12/1/44	10,239,912	10,337,902

3 / Dodge & Cox Income Fund	See accompanying Notes to Financial Statements

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.59%, 2.972%, 12/1/44	$5,886,314	$5,944,650
+1.57%, 2.908%, 1/1/45	9,897,411	9,997,501
+1.58%, 2.755%, 2/1/45	15,192,159	15,312,993
+1.57%, 3.005%, 3/1/45	128,556,994	130,293,240
+1.59%, 3.071%, 3/1/45	2,976,321	3,003,778
+1.61%, 2.585%, 4/1/45	5,483,223	5,512,525
+1.58%, 2.839%, 4/1/45	30,086,601	30,393,011
+1.59%, 2.64%, 8/1/45	10,754,114	10,821,322
+1.58%, 2.657%, 8/1/45	9,536,086	9,592,953
+1.58%, 2.813%, 10/1/45	22,889,685	23,082,791
+1.60%, 2.619%, 11/1/45	19,158,550	19,264,629
+1.61%, 2.838%, 3/1/46	3,907,783	3,937,320
+1.60%, 2.413%, 4/1/46	32,599,703	32,749,717
+1.59%, 2.683%, 4/1/46	6,001,147	6,022,175
+1.61%, 2.727%, 4/1/46	5,703,313	5,730,081
+1.58%, 2.802%, 4/1/46	16,150,333	16,256,713
+1.61%, 2.932%, 4/1/46	4,389,892	4,425,873
+1.58%, 2.485%, 5/1/46	8,142,774	8,191,351
+1.59%, 2.707%, 6/1/46	9,077,894	9,127,430
+1.60%, 2.739%, 6/1/46	3,031,820	3,050,972
+1.59%, 2.675%, 7/1/46	2,993,303	3,007,757
+1.62%, 2.304%, 12/1/46	6,594,951	6,564,987
+1.61%, 3.103%, 6/1/47	24,212,514	24,503,878
+1.61%, 3.172%, 6/1/47	26,545,671	26,901,892
+1.61%, 3.131%, 7/1/47	8,202,684	8,302,876
+1.59%, 3.157%, 7/1/47	20,543,487	20,822,715
+1.60%, 2.711%, 8/1/47	25,587,311	25,753,776
+1.61%, 3.008%, 8/1/47	8,028,908	8,117,564
+1.61%, 3.027%, 8/1/47	8,408,549	8,503,617
+1.59%, 3.173%, 8/1/47	10,360,712	10,497,613
+1.57%, 2.947%, 10/1/47	6,540,512	6,611,340
+1.61%, 3.09%, 10/1/47	10,750,574	10,884,026
+1.61%, 2.896%, 11/1/47	7,736,508	7,799,843
+1.59%, 2.98%, 11/1/47	16,973,991	17,175,155
+1.61%, 3.123%, 1/1/48	4,184,585	4,235,194
+1.61%, 3.168%, 1/1/48	9,228,934	9,347,496
+1.61%, 3.102%, 3/1/48	10,850,596	10,957,340
+1.60%, 3.179%, 4/1/48	13,021,652	13,203,945
+1.61%, 3.171%, 5/1/48	98,055,725	99,406,518
+1.62%, 3.322%, 10/1/48	21,545,969	21,888,941
USD LIBOR 6-Month
+1.42%, 4.196%, 8/1/34	1,554,674	1,598,080
+1.50%, 4.167%, 1/1/35	755,876	777,720
+1.57%, 4.367%, 11/1/35	1,095,148	1,125,618
Freddie Mac, Hybrid ARM 1-Year U.S. Treasury CMT
+2.25%, 4.972%, 2/1/34	2,882,154	3,026,988
+2.25%, 4.738%, 11/1/34	989,646	1,040,911
+2.25%, 4.994%, 2/1/35	673,389	708,226
+2.13%, 4.00%, 4/1/35	315,406	326,618
+1.67%, 4.255%, 1/1/36	1,947,997	2,014,739
+2.25%, 4.839%, 1/1/36	2,858,765	3,004,523
USD LIBOR 12-Month
+1.78%, 4.529%, 9/1/33	3,883,015	4,057,784
+1.80%, 4.54%, 8/1/34	590,925	618,297
+1.63%, 4.706%, 1/1/35	286,729	298,241
+1.80%, 4.598%, 3/1/35	814,338	852,853
+1.72%, 4.49%, 8/1/35	893,941	933,765
+1.87%, 4.62%, 8/1/35	1,793,465	1,885,383
+1.82%, 4.567%, 9/1/35	1,064,827	1,101,767
+1.63%, 4.361%, 10/1/35	1,499,479	1,562,473
+1.62%, 4.456%, 1/1/36	970,380	1,008,782
+1.88%, 4.46%, 4/1/36	2,002,880	2,104,594
+1.78%, 4.649%, 12/1/36	1,406,025	1,475,579
+1.77%, 4.797%, 1/1/37	1,134,407	1,184,844
+1.57%, 4.684%, 3/1/37	1,703,625	1,778,621
+1.55%, 3.924%, 4/1/37	962,017	999,661
+1.68%, 4.029%, 4/1/37	1,049,722	1,094,849
+1.63%, 4.087%, 5/1/37	1,116,607	1,163,538

	PAR VALUE	VALUE
+1.63%, 4.339%, 7/1/37	$3,583,089	$3,735,171
+2.09%, 4.835%, 10/1/37	109,678	115,632
+2.05%, 5.095%, 1/1/38	399,021	421,167
+1.68%, 4.633%, 2/1/38	3,014,988	3,149,091
+1.76%, 4.156%, 4/1/38	2,727,320	2,841,143
+1.85%, 4.489%, 4/1/38	4,012,427	4,215,130
+1.90%, 4.271%, 5/1/38	667,642	688,095
+1.67%, 4.119%, 6/1/38	2,408,450	2,514,261
+1.73%, 4.53%, 10/1/38	2,259,954	2,365,963
+1.75%, 4.579%, 10/1/38	397,352	416,148
+1.80%, 4.392%, 11/1/39	1,045,101	1,091,159
+1.86%, 4.539%, 7/1/43	1,718,301	1,791,880
+1.70%, 4.633%, 8/1/43	17,524,322	18,109,734
+1.64%, 2.78%, 10/1/43	1,786,198	1,804,224
+1.59%, 2.865%, 1/1/44	3,211,474	3,238,854
+1.61%, 3.115%, 1/1/44	2,923,894	2,964,404
+1.62%, 2.871%, 2/1/44	9,521,080	9,622,458
+1.64%, 3.092%, 4/1/44	2,907,768	2,949,396
+1.63%, 3.121%, 4/1/44	5,525,868	5,606,789
+1.63%, 2.997%, 5/1/44	80,514,710	81,494,267
+1.62%, 2.835%, 6/1/44	4,574,801	4,611,824
+1.62%, 3.089%, 6/1/44	16,396,441	16,630,408
+1.63%, 3.056%, 7/1/44	4,098,373	4,151,489
+1.62%, 3.057%, 7/1/44	5,068,278	5,135,598
+1.61%, 2.843%, 8/1/44	7,037,195	7,089,659
+1.62%, 3.026%, 8/1/44	7,364,713	7,456,385
+1.63%, 3.046%, 8/1/44	8,878,759	8,995,017
+1.62%, 2.723%, 9/1/44	8,197,175	8,240,549
+1.62%, 2.736%, 9/1/44	10,209,255	10,273,611
+1.62%, 2.83%, 9/1/44	6,927,320	6,977,708
+1.62%, 2.816%, 10/1/44	4,550,288	4,585,136
+1.62%, 2.832%, 10/1/44	12,960,209	13,069,183
+1.61%, 2.913%, 10/1/44	10,579,626	10,673,004
+1.63%, 2.932%, 10/1/44	10,982,489	11,088,296
+1.63%, 3.015%, 10/1/44	11,861,735	11,994,512
+1.60%, 2.701%, 11/1/44	15,230,095	15,320,602
+1.63%, 2.752%, 11/1/44	6,492,146	6,534,060
+1.63%, 2.786%, 11/1/44	11,096,418	11,173,046
+1.61%, 2.886%, 11/1/44	7,449,895	7,515,269
+1.61%, 2.905%, 11/1/44	21,106,446	21,296,514
+1.61%, 2.91%, 11/1/44	6,268,815	6,326,304
+1.62%, 2.916%, 11/1/44	11,681,838	11,790,848
+1.63%, 2.941%, 11/1/44	9,042,568	9,124,109
+1.63%, 2.944%, 11/1/44	15,598,903	15,747,556
+1.62%, 2.951%, 11/1/44	10,037,394	10,131,840
+1.60%, 2.997%, 11/1/44	5,009,820	5,058,153
+1.63%, 2.773%, 12/1/44	3,062,712	3,083,649
+1.63%, 2.845%, 12/1/44	17,166,467	17,312,589
+1.63%, 2.904%, 12/1/44	14,738,061	14,874,555
+1.62%, 2.904%, 12/1/44	11,009,014	11,111,064
+1.62%, 2.911%, 12/1/44	7,201,877	7,265,850
+1.62%, 2.673%, 1/1/45	11,675,643	11,743,328
+1.63%, 2.832%, 1/1/45	9,289,511	9,372,106
+1.62%, 2.855%, 1/1/45	8,906,361	8,986,458
+1.62%, 2.906%, 1/1/45	15,954,886	16,094,005
+1.63%, 3.065%, 1/1/45	20,925,931	21,161,226
+1.62%, 2.902%, 2/1/45	12,432,183	12,538,807
+1.62%, 2.622%, 4/1/45	6,312,795	6,339,783
+1.63%, 2.602%, 5/1/45	40,717,322	40,886,241
+1.63%, 2.768%, 6/1/45	5,488,922	5,529,974
+1.63%, 2.616%, 8/1/45	11,101,689	11,148,296
+1.64%, 2.734%, 8/1/45	32,121,629	32,331,549
+1.60%, 2.78%, 8/1/45	8,004,026	8,068,097
+1.63%, 2.814%, 9/1/45	9,342,389	9,409,109
+1.63%, 2.726%, 5/1/46	211,752,015	212,991,722
+1.62%, 2.73%, 5/1/46	16,247,108	16,307,810
+1.62%, 2.624%, 7/1/46	22,379,353	22,431,673
+1.63%, 2.539%, 9/1/46	38,408,369	38,353,349
+1.63%, 3.177%, 6/1/47	11,753,336	11,895,688
+1.63%, 3.216%, 8/1/47	7,463,125	7,558,005

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
+1.64%, 3.097%, 10/1/47	$8,301,702	$8,391,233
+1.64%, 3.15%, 11/1/47	3,786,129	3,830,285
USD LIBOR 6-Month
+1.60%, 4.195%, 8/1/36	1,820,324	1,882,325
Freddie Mac Gold, 15 Year
5.50%, 10/1/20 - 12/1/24	1,733,511	1,760,866
6.00%, 8/1/21 - 11/1/23	5,797,768	5,995,204
4.50%, 3/1/25 - 6/1/26	8,916,174	9,189,272
Freddie Mac Gold, 20 Year
6.50%, 10/1/26	1,805,730	1,912,924
4.50%, 5/1/30 - 1/1/34	87,807,701	92,317,580
4.00%, 9/1/31 - 10/1/35	408,544,618	426,365,679
3.50%, 7/1/35 - 1/1/36	161,235,485	165,054,048
Freddie Mac Gold, 30 Year
7.90%, 2/17/21	25,530	25,489
7.00%, 4/1/31 - 11/1/38	2,712,711	3,033,890
6.50%, 12/1/32 - 10/1/38	8,767,476	9,763,875
6.00%, 12/1/33 - 2/1/39	15,544,336	17,054,599
5.50%, 3/1/34 - 12/1/38	44,931,946	49,351,998
4.50%, 3/1/39 - 8/1/48	2,140,874,517	2,248,783,183
4.00%, 11/1/45 - 8/1/48	839,376,076	867,503,689
Ginnie Mae, 20 Year
4.00%, 1/20/35	7,476,654	7,706,826
Ginnie Mae, 30 Year
7.80%, 6/15/20 - 1/15/21	41,833	42,029
8.00%, 9/15/20	255	255
7.85%, 1/15/21	2,088	2,091
7.50%, 12/15/23 - 5/15/25	610,088	657,263
7.00%, 5/15/28	212,153	230,469

		17,685,298,562
Private Label CMO & REMIC: 0.1%
GSMPS Mortgage Loan Trust Series 2004-4 1A4, 8.50%, 6/25/34(b)	3,013,232	3,465,276
Seasoned Credit Risk Transfer Trust 2017-4 Series 2017-4 M45T, 4.50%, 6/25/57	28,750,116	29,810,277

		33,275,553

		20,830,079,202

		24,868,789,370
CORPORATE: 43.0%
FINANCIALS: 14.6%
Bank of America Corp.
3.004%, 12/20/23(f)	422,916,000	421,807,499
4.20%, 8/26/24	163,140,000	168,941,092
4.25%, 10/22/26	185,082,000	190,294,137
Barclays PLC (United Kingdom)
4.375%, 9/11/24	239,204,000	238,906,062
4.836%, 5/9/28	77,975,000	77,193,951
BNP Paribas SA (France)
4.25%, 10/15/24	381,716,000	391,861,362
4.375%, 9/28/25(b)	170,531,000	174,715,592
4.375%, 5/12/26(b)	118,904,000	120,881,249
4.625%, 3/13/27(b)	237,000,000	242,635,590
Boston Properties, Inc.
5.625%, 11/15/20	79,385,000	82,430,958
4.125%, 5/15/21	52,852,000	54,137,807
3.85%, 2/1/23	76,031,000	78,224,015
3.125%, 9/1/23	19,500,000	19,626,897
3.80%, 2/1/24	64,024,000	65,793,346
3.20%, 1/15/25	47,075,000	46,732,376
3.65%, 2/1/26	19,580,000	19,679,931
4.50%, 12/1/28	101,325,000	107,912,775
Capital One Financial Corp.
3.50%, 6/15/23	155,385,000	157,354,233
3.90%, 1/29/24	51,765,000	52,922,518
3.75%, 4/24/24	36,940,000	37,526,945
3.20%, 2/5/25	52,515,000	51,441,888
4.20%, 10/29/25	121,149,000	123,275,880

	PAR VALUE	VALUE
Cigna Corp.
4.00%, 2/15/22	$62,964,000	$64,722,076
7.65%, 3/1/23	7,217,000	8,330,221
7.875%, 5/15/27	26,720,000	33,873,690
Citigroup, Inc.
3.50%, 5/15/23	72,730,000	73,774,825
4.00%, 8/5/24	31,300,000	32,302,571
USD LIBOR 3-Month
+6.37%, 9.121%, 10/30/40(a)	427,488,075	469,552,902
Equity Residential
4.75%, 7/15/20	5,200,000	5,308,713
4.625%, 12/15/21	108,687,000	113,662,302
3.00%, 4/15/23	47,300,000	47,584,025
3.375%, 6/1/25	77,890,000	79,114,708
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,935,000	89,577,103
9.30%, 6/1/21	100,000	112,513
2.65%, 1/5/22	32,865,000	32,579,313
3.262%, 3/13/23(f)	13,570,000	13,607,632
3.60%, 5/25/23	63,550,000	64,692,780
3.95%, 5/18/24(f)	133,680,000	136,414,081
4.30%, 3/8/26	116,100,000	120,557,152
6.50%, 5/2/36	218,122,000	267,992,587
6.50%, 9/15/37	230,191,000	286,398,189
6.80%, 6/1/38	29,650,000	38,079,600
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	93,224,618
4.125%, 12/15/26	119,864,000	123,828,533
4.25%, 10/1/27	125,244,000	130,184,276
8.75%, 9/1/30(a)	81,412,000	111,395,278
Lloyds Banking Group PLC (United Kingdom)
4.05%, 8/16/23	146,125,000	149,071,254
4.50%, 11/4/24	218,317,000	221,973,672
4.582%, 12/10/25	116,731,000	118,170,699
4.65%, 3/24/26	118,232,000	119,695,314
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	340,311,000	362,915,678
6.10%, 6/10/23	19,737,000	20,969,291
6.00%, 12/19/23	350,211,000	374,014,152
5.125%, 5/28/24	28,169,000	28,909,167
UniCredit SPA (Italy)
7.296%, 4/2/34(b)(f)	285,350,000	287,814,377
Unum Group
7.19%, 2/1/28	11,295,000	13,114,587
7.25%, 3/15/28	25,060,000	29,781,523
6.75%, 12/15/28	8,107,000	9,353,468
Wells Fargo & Co.
2.15%, 12/6/19	280,875,000	279,901,027
3.55%, 8/14/23	244,815,000	251,484,399
4.10%, 6/3/26	130,170,000	133,180,369
4.30%, 7/22/27	323,175,000	336,343,247
USD LIBOR 3-Month
+0.65%, 3.258%, 12/6/19	135,850,000	136,414,031

		8,234,272,046
INDUSTRIALS: 26.6%
Anheuser-Busch InBev SA/NV (Belgium)
4.75%, 1/23/29	115,825,000	123,333,364
5.45%, 1/23/39	82,275,000	89,117,474
5.55%, 1/23/49	137,800,000	151,499,583
AT&T, Inc.
8.75%, 11/15/31	100,978,000	135,892,561
5.35%, 9/1/40	59,744,000	62,853,845
4.75%, 5/15/46	112,670,000	110,526,830
5.65%, 2/15/47	130,385,000	142,704,397
5.45%, 3/1/47	144,180,000	154,304,948
4.50%, 3/9/48	250,175,000	235,592,049

5 / Dodge & Cox Income Fund	See accompanying Notes to Financial Statements

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Bayer AG (Germany)
3.875%, 12/15/23(b)	$301,635,000	$304,068,881
4.25%, 12/15/25(b)	133,965,000	135,491,144
4.375%, 12/15/28(b)	170,210,000	169,312,670
Bayerische Motoren Werke AG (Germany)
3.40%, 8/13/21(b)	92,505,000	93,713,983
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(a)(b)(f)	111,122,000	123,017,610
Burlington Northern Santa Fe LLC(d)
4.70%, 10/1/19	33,445,000	33,801,022
8.251%, 1/15/21	1,007,835	1,037,734
3.05%, 9/1/22	39,535,000	40,046,179
5.943%, 1/15/23	8,173	8,371
3.85%, 9/1/23	79,525,000	83,290,540
5.72%, 1/15/24	9,710,918	10,389,842
5.342%, 4/1/24	3,426,902	3,561,626
5.629%, 4/1/24	14,531,493	15,322,891
5.996%, 4/1/24	30,424,042	32,790,414
3.442%, 6/16/28(b)	78,803,138	79,780,643
Cemex SAB de CV (Mexico)
6.00%, 4/1/24(b)	113,175,000	116,570,250
5.70%, 1/11/25(b)	225,456,000	230,979,672
6.125%, 5/5/25(b)	113,075,000	117,032,625
7.75%, 4/16/26(b)	138,048,000	150,083,025
Charter Communications, Inc.
8.25%, 4/1/19	237,543,000	237,543,000
5.00%, 2/1/20	20,700,000	21,043,117
4.125%, 2/15/21	33,095,000	33,616,246
4.00%, 9/1/21	40,609,000	41,279,729
4.908%, 7/23/25	122,505,000	129,181,939
4.20%, 3/15/28	68,500,000	68,032,370
5.05%, 3/30/29	76,525,000	80,657,000
6.55%, 5/1/37	46,188,000	51,092,141
6.75%, 6/15/39	112,072,000	125,157,734
6.484%, 10/23/45	450,292,000	505,231,875
5.375%, 5/1/47	57,310,000	57,096,238
5.75%, 4/1/48	195,865,000	205,041,395
Cigna Corp.
3.75%, 7/15/23(b)	244,625,000	250,929,113
4.125%, 11/15/25(b)	47,550,000	49,229,827
4.375%, 10/15/28(b)	136,750,000	141,737,556
Comcast Corp.
3.95%, 10/15/25	95,605,000	100,027,876
3.969%, 11/1/47	54,240,000	52,433,277
4.70%, 10/15/48	46,050,000	50,153,230
Cox Enterprises, Inc.
3.25%, 12/15/22(b)	94,333,000	95,023,932
2.95%, 6/30/23(b)	251,295,000	249,267,049
3.85%, 2/1/25(b)	263,159,000	268,566,383
3.35%, 9/15/26(b)	139,412,000	135,960,429
3.50%, 8/15/27(b)	144,842,000	141,840,241
CRH PLC (Ireland)
3.875%, 5/18/25(b)	196,754,000	197,434,930
CSX Corp.
9.75%, 6/15/20	10,067,000	10,893,619
6.251%, 1/15/23	11,859,995	12,824,450
CVS Health Corp.
3.70%, 3/9/23	185,864,000	188,834,012
4.10%, 3/25/25	42,500,000	43,658,831
4.30%, 3/25/28	274,462,000	278,358,367
4.78%, 3/25/38	75,850,000	75,223,302
Dell Technologies, Inc.
5.45%, 6/15/23(b)	198,108,000	211,122,650
Dillard’s, Inc.
7.875%, 1/1/23	275,000	304,063
7.75%, 7/15/26	21,016,000	23,032,505
7.75%, 5/15/27	12,848,000	13,891,377
7.00%, 12/1/28	28,225,000	29,536,251
DowDuPont, Inc.
4.55%, 11/30/25(b)	20,200,000	21,328,923

	PAR VALUE	VALUE
4.80%, 11/30/28(b)	$24,050,000	$25,882,115
7.375%, 11/1/29	69,100,000	87,453,170
9.40%, 5/15/39	153,811,000	234,196,363
5.25%, 11/15/41	39,918,000	41,522,001
5.55%, 11/30/48(b)	19,204,000	21,595,093
Elanco Animal Health, Inc.
3.912%, 8/27/21(b)	32,870,000	33,423,155
4.272%, 8/28/23(b)	32,775,000	33,794,709
4.90%, 8/28/28(b)	46,519,000	49,431,362
Ford Motor Credit Co. LLC(d)
2.681%, 1/9/20	110,925,000	110,452,184
8.125%, 1/15/20	7,091,000	7,349,308
5.75%, 2/1/21	192,923,000	198,708,477
5.875%, 8/2/21	169,660,000	175,778,160
3.813%, 10/12/21	194,775,000	192,996,817
5.596%, 1/7/22	105,725,000	109,074,159
3.219%, 1/9/22	30,125,000	29,289,088
4.25%, 9/20/22	3,142,000	3,122,367
4.14%, 2/15/23	112,081,000	109,790,988
4.375%, 8/6/23	34,264,000	33,561,723
Fox Corp.
4.709%, 1/25/29(b)	31,520,000	33,746,646
5.476%, 1/25/39(b)	29,145,000	32,326,705
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(b)	124,595,000	126,292,618
4.25%, 7/21/25(b)	593,845,000	606,059,946
Kinder Morgan, Inc.
4.30%, 6/1/25	139,770,000	145,823,743
6.50%, 2/1/37	50,861,000	58,744,809
6.95%, 1/15/38	92,139,000	112,171,628
6.50%, 9/1/39	72,546,000	85,130,713
5.00%, 8/15/42	78,782,000	78,933,707
5.00%, 3/1/43	86,308,000	86,528,884
5.50%, 3/1/44	96,910,000	104,049,429
5.40%, 9/1/44	69,297,000	73,510,848
Macy’s, Inc.
6.90%, 4/1/29	30,383,000	32,478,765
6.70%, 7/15/34	77,960,000	80,575,988
4.50%, 12/15/34	95,617,000	82,984,554
6.375%, 3/15/37	21,354,000	21,604,609
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(b)	220,010,000	226,346,288
5.50%, 7/21/25(b)	347,931,000	372,146,998
4.85%, 7/6/27(b)	140,217,000	143,929,946
Nordstrom, Inc.
6.95%, 3/15/28	20,107,000	23,437,862
RELX PLC (United Kingdom)
3.125%, 10/15/22	146,687,000	147,864,938
3.50%, 3/16/23	64,115,000	64,987,512
4.00%, 3/18/29	59,330,000	60,443,787
Telecom Italia SPA (Italy)
7.175%, 6/18/19	200,711,000	202,033,685
5.303%, 5/30/24(b)	299,129,000	300,624,645
7.20%, 7/18/36	61,253,000	62,196,296
7.721%, 6/4/38	163,602,000	169,328,070
The Walt Disney Co.
6.20%, 12/15/34(b)	14,795,000	19,333,780
6.40%, 12/15/35(b)	49,525,000	65,801,625
6.15%, 3/1/37(b)	31,905,000	41,540,982
6.65%, 11/15/37(b)	79,075,000	109,229,013
6.15%, 2/15/41(b)	49,083,000	65,610,546
TransCanada Corp. (Canada)
5.625%, 5/20/75(a)(f)	237,639,000	232,339,650
5.875%, 8/15/76(a)(f)	84,536,000	85,765,999
5.30%, 3/15/77(a)(f)	282,129,000	263,790,615
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(b)	151,950,000	152,899,687
Union Pacific Corp.
7.60%, 1/2/20	181,000	185,570
6.061%, 1/17/23	1,939,227	2,106,317

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
4.698%, 1/2/24	$1,514,664	$1,571,892
5.082%, 1/2/29	4,543,417	4,824,896
5.866%, 7/2/30	27,944,412	31,071,212
6.176%, 1/2/31	24,736,369	27,998,156
United Technologies Corp.
3.35%, 8/16/21	44,860,000	45,468,750
3.65%, 8/16/23	180,430,000	185,245,247
Verizon Communications, Inc.
4.272%, 1/15/36	166,472,000	168,618,488
4.522%, 9/15/48	213,601,000	219,504,302
5.012%, 4/15/49	480,632,000	526,163,240
Vodafone Group PLC (United Kingdom)
7.00%, 4/4/79(a)(f)	201,235,000	204,538,894
Xerox Corp.
5.625%, 12/15/19	87,407,000	88,606,224
2.75%, 9/1/20	22,690,000	22,379,147
4.50%, 5/15/21	100,501,000	101,506,010
4.07%, 3/17/22	2,349,000	2,319,638
Zoetis, Inc.
3.45%, 11/13/20	39,377,000	39,740,601
4.50%, 11/13/25	166,139,000	176,479,020

		15,059,073,509
UTILITIES: 1.8%
Dominion Energy, Inc.
2.962%, 7/1/19	10,000,000	10,001,531
2.579%, 7/1/20	32,099,000	31,924,935
4.104%, 4/1/21	97,451,000	98,953,746
5.75%, 10/1/54(a)(f)	232,036,000	236,734,729
Enel SPA (Italy)
4.25%, 9/14/23(b)	60,000,000	61,345,590
4.625%, 9/14/25(b)	175,588,000	181,720,404
3.625%, 5/25/27(b)	38,125,000	36,515,690
6.80%, 9/15/37(b)	174,509,000	209,267,521
6.00%, 10/7/39(b)	157,024,000	173,622,225

		1,040,086,371

		24,333,431,926

TOTAL DEBT SECURITIES (Cost $54,950,363,961)		$55,991,344,935

SHORT-TERM INVESTMENTS: 3.0%

	PAR VALUE/ SHARES	VALUE
REPURCHASE AGREEMENT: 2.6%
Fixed Income Clearing Corporation(c) 1.60%, dated 3/29/19, due 4/1/19, maturity value $1,459,639,593	$1,459,445,000	$1,459,445,000
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	226,165,267	226,165,267

TOTAL SHORT-TERM INVESTMENTS (Cost $1,685,610,267)		$1,685,610,267

TOTAL INVESTMENTS IN SECURITIES (Cost $56,635,974,228)	101.9%	$57,676,955,202
OTHER ASSETS LESS LIABILITIES	(1.9%)	(1,050,758,014)

NET ASSETS	100.0%	$56,626,197,188

(a)	Hybrid security has characteristics of both a debt and equity security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.375%-3.125%, 12/31/20-6/15/21. Total collateral value is $1,488,641,013.
(d)	Subsidiary (see below)
(e)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(f)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

CMT: Constant Maturity Treasury

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond - Short Position	3,102	6/19/19	$(521,136,000)	$(19,635,115)

Dodge & Cox Income Fund / 7	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$3,507,208,193	$—
Government-Related	—	3,281,915,446	—
Securitized	—	24,868,789,370	—
Corporate	—	24,333,431,926	—
Short-term Investments
Repurchase Agreement	—	1,459,445,000	—
Money Market Fund	226,165,267	—	—

Total Securities	$226,165,267	$57,450,789,935	$—

Other Investments
Futures Contracts
Depreciation	$(19,635,115)	$—	$—

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

8 / Dodge & Cox Income Fund

DODGE & COX GLOBAL BOND FUND
Consolidated Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES: 97.1%

	PAR VALUE		VALUE
GOVERNMENT: 22.3%
Argentina Government (Argentina) 4.50%, 6/21/19(h)	USD	2,150,000	$2,112,891
Brazil Government (Brazil) 10.00%, 1/1/23	BRL	2,000,000	539,776
Colombia Government (Colombia)
7.75%, 4/14/21	COP	10,510,000,000	3,447,037
3.00%, 3/25/33(a)	COP	7,126,444,800	2,094,793
India Government (India) 8.24%, 2/15/27	INR	569,480,000	8,586,147
Indonesia Government (Indonesia) 8.25%, 5/15/36	IDR	110,400,000,000	7,883,832
Mexico Government (Mexico)
2.00%, 6/9/22(a)	MXN	103,049,937	4,991,619
5.75%, 3/5/26	MXN	59,100,000	2,689,518
8.00%, 11/7/47	MXN	159,800,000	7,813,222
Poland Government (Poland) 2.50%, 1/25/23	PLN	8,550,000	2,267,349
Thailand Government (Thailand) 1.25%, 3/12/28(a)	THB	40,416,090	1,188,541
Turkey Government (Turkey) 10.50%, 8/11/27	TRY	5,785,000	674,424
U.S. Treasury Note/Bond (United States)
2.50%, 2/28/21	USD	2,450,000	2,459,857
2.50%, 2/15/22	USD	3,360,000	3,385,594
2.50%, 2/28/26	USD	5,600,000	5,666,500

			55,801,100
GOVERNMENT-RELATED: 5.2%
Chicago Transit Authority RB (United States) 6.899%, 12/1/40	USD	775,000	1,017,707
Indonesia Government International (Indonesia) 3.75%, 6/14/28(c)	EUR	850,000	1,105,407
Peru Government International (Peru) 3.75%, 3/1/30	EUR	800,000	1,092,603
Petroleo Brasileiro SA (Brazil)
6.625%, 1/16/34	GBP	525,000	740,396
7.25%, 3/17/44	USD	1,000,000	1,043,500
Petroleos Mexicanos (Mexico)
4.75%, 2/26/29	EUR	900,000	1,009,980
6.75%, 9/21/47	USD	2,736,000	2,517,229
6.35%, 2/12/48	USD	51,000	44,964
Province of Buenos Aires Argentina (Argentina) 5.375%, 1/20/23(c)	EUR	2,600,000	2,355,386
BADLARPP +3.83%, 50.198%, 5/31/22	ARS	34,600,000	728,365
State of Illinois GO (United States) 5.10%, 6/1/33	USD	1,250,000	1,228,275

			12,883,812
SECURITIZED: 20.3%
ASSET-BACKED: 6.7%
Other: 1.4%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	2,155,352	2,343,967
9.75%, 1/6/27(c)	USD	535,878	597,510
8.20%, 4/6/28(c)	USD	400,000	432,904

			3,374,381
Student Loan: 5.3%
Navient Student Loan Trust (United States) Series 2017-4A A3, 3.486%, 9/27/66(c)	USD	3,863,000	3,870,500
Navient Student Loan Trust (Private Loans) (United States)
Series 2015-CA B, 3.25%, 5/15/40(c)	USD	1,020,354	1,020,374
Series 2017-A B, 3.91%, 12/16/58(c)	USD	1,050,000	1,046,001
SLM Student Loan Trust (United States)
USD LIBOR 1-Month

	PAR VALUE		VALUE
+0.95%, 3.436%, 9/25/28	USD	2,086,484	$2,076,145
USD LIBOR 3-Month
+0.11%, 2.721%, 12/15/32(c)	USD	2,698,315	2,565,748
SMB Private Education Loan Trust (Private Loans) (United States)
Series 2017-B A2A, 2.82%, 10/15/35(c)	USD	1,697,000	1,678,892
Series 2018-C B, 4.00%, 11/17/42(c)	USD	1,000,000	1,020,589

			13,278,249

			16,652,630
CMBS: 0.7%
Agency CMBS: 0.7%
Freddie Mac Military Housing Trust Multifamily (United States) 6.019%, 11/25/55(c)(f)	USD	1,635,650	1,814,612

MORTGAGE-RELATED: 12.9%
Federal Agency CMO & REMIC: 1.9%
Fannie Mae (United States) Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	477,783	523,329
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43(f)	USD	118,729	125,782
Series 4319 MA, 4.50%, 3/15/44(f)	USD	429,277	461,865
Ginnie Mae (United States)
Series 2010-169 JZ, 4.00%, 12/20/40	USD	588,740	604,476
USD LIBOR 12-Month
+0.22%, 3.06%, 10/20/67	USD	637,255	633,608
+0.15%, 3.27%, 12/20/67	USD	1,447,003	1,435,688
+0.04%, 3.061%, 2/20/68	USD	1,106,784	1,092,282

			4,877,030
Federal Agency Mortgage Pass-Through: 11.0%
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	15,620	16,117
Fannie Mae, 30 Year (United States)
4.50%, 4/1/39 - 7/1/48	USD	6,056,159	6,349,280
5.00%, 12/1/48 - 4/1/49	USD	7,556,357	8,006,100
Fannie Mae, Hybrid ARM (United States)
USD LIBOR 12-Month
+1.58%, 2.887%, 8/1/44	USD	116,756	117,927
+1.58%, 2.754%, 9/1/44	USD	196,000	197,358
Freddie Mac, Hybrid ARM (United States)
USD LIBOR 12-Month
+1.63%, 3.015%, 10/1/44	USD	243,105	245,826
+1.60%, 2.701%, 11/1/44	USD	626,242	629,964
+1.62%, 2.673%, 1/1/45	USD	646,496	650,244
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	61,939	67,684
4.50%, 8/1/44 - 11/1/48	USD	10,585,168	11,093,846

			27,374,346

			32,251,376

			50,718,618
CORPORATE: 49.3%
FINANCIALS: 13.6%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	1,000,000	1,028,161
4.183%, 11/25/27	USD	1,400,000	1,423,925
Barclays PLC (United Kingdom) 4.836%, 5/9/28	USD	2,650,000	2,623,456
BNP Paribas SA (France)
4.375%, 9/28/25(c)	USD	2,400,000	2,458,893
4.625%, 3/13/27(c)	USD	1,850,000	1,893,991
Capital One Financial Corp. (United States) 3.75%, 4/24/24	USD	625,000	634,931
Chubb, Ltd. (Switzerland) 2.50%, 3/15/38	EUR	3,075,000	3,668,970
Citigroup, Inc. (United States) USD LIBOR 3-Month+6.37%, 9.121%, 10/30/40(b)	USD	2,075,000	2,279,180

1 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

Consolidated Portfolio of Investments (unaudited)	March 31, 2019

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
HSBC Holdings PLC (United Kingdom)
6.50%, 9/15/37	USD	775,000	$964,237
6.00%, 3/29/40	GBP	1,675,000	2,853,397
JPMorgan Chase & Co. (United States) 4.25%, 10/1/27	USD	2,350,000	2,442,696
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	1,125,000	1,143,843
4.582%, 12/10/25	USD	2,625,000	2,657,375
Royal Bank of Scotland Group PLC (United Kingdom) 6.00%, 12/19/23	USD	2,925,000	3,123,806
UniCredit SPA (Italy) 7.296%, 4/2/34(c)(g)	USD	2,450,000	2,471,159
Wells Fargo & Co. (United States) 4.30%, 7/22/27	USD	2,250,000	2,341,680

			34,009,700
INDUSTRIALS: 31.6%
Anheuser-Busch InBev SA/NV (Belgium)
4.75%, 1/23/29	USD	450,000	479,171
5.45%, 1/23/39	USD	350,000	379,108
5.55%, 1/23/49	USD	550,000	604,679
AT&T, Inc. (United States) 3.15%, 9/4/36	EUR	4,100,000	4,862,111
Bayer AG (Germany) 3.75%, 7/1/74(b)(g)	EUR	3,100,000	3,489,041
Becton, Dickinson and Co. (United States) 2.894%, 6/6/22	USD	1,700,000	1,691,063
BHP Billiton, Ltd. (Australia) 6.75%, 10/19/75(b)(c)	USD	1,650,000	1,826,633
Cemex SAB de CV (Mexico) 7.75%, 4/16/26(c)	USD	3,300,000	3,587,694
Charter Communications, Inc. (United States)
7.30%, 7/1/38	USD	425,000	495,636
6.75%, 6/15/39	USD	1,300,000	1,451,790
6.484%, 10/23/45	USD	1,450,000	1,626,914
5.75%, 4/1/48	USD	1,375,000	1,439,420
Cigna Corp. (United States)
3.75%, 7/15/23(c)	USD	850,000	871,905
4.125%, 11/15/25(c)	USD	575,000	595,313
4.375%, 10/15/28(c)	USD	400,000	414,589
Concho Resources, Inc. (United States)
4.875%, 10/1/47	USD	500,000	531,563
4.85%, 8/15/48	USD	250,000	262,442
Cox Enterprises, Inc. (United States)
4.80%, 2/1/35(c)	USD	350,000	331,430
8.375%, 3/1/39(c)	USD	1,575,000	2,072,960
CVS Health Corp. (United States)
3.70%, 3/9/23	USD	575,000	584,188
4.10%, 3/25/25	USD	175,000	179,772
4.30%, 3/25/28	USD	650,000	659,228
4.78%, 3/25/38	USD	425,000	421,489
Dell Technologies, Inc. (United States) 5.45%, 6/15/23(c)	USD	775,000	825,913
DowDuPont, Inc. (United States) 5.55%, 11/30/48(c)	USD	1,075,000	1,208,848
Elanco Animal Health, Inc. (United States) 4.90%, 8/28/28(c)	USD	1,025,000	1,089,171
Ford Motor Credit Co. LLC(d) (United States)
4.14%, 2/15/23	USD	1,825,000	1,787,712
4.375%, 8/6/23	USD	2,000,000	1,959,008
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	1,264,000	1,660,539
6.125%, 1/31/46	USD	750,000	850,201
HCA Holdings, Inc. (United States) 4.75%, 5/1/23	USD	1,700,000	1,784,487

	PAR VALUE		VALUE
Imperial Brands PLC (United Kingdom) 3.375%, 2/26/26	EUR	1,925,000	$2,399,776
Kinder Morgan, Inc. (United States) 6.95%, 1/15/38	USD	3,000,000	3,652,252
LafargeHolcim, Ltd. (Switzerland)
7.125%, 7/15/36	USD	1,150,000	1,353,898
4.75%, 9/22/46(c)	USD	950,000	883,466
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	53,416
6.90%, 4/1/29	USD	75,000	80,173
6.70%, 7/15/34	USD	425,000	439,261
Millicom International Cellular SA (Luxembourg) 5.125%, 1/15/28(c)	USD	2,525,000	2,424,000
Molex Electronic Technologies LLC(d) (United States) 2.878%, 4/15/20(c)	USD	731,000	729,752
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	1,125,000	1,067,616
Naspers, Ltd. (South Africa)
5.50%, 7/21/25(c)	USD	2,150,000	2,299,640
4.85%, 7/6/27(c)	USD	1,300,000	1,334,424
QVC, Inc.(d) (United States) 4.45%, 2/15/25	USD	2,400,000	2,397,361
RELX PLC (United Kingdom)
3.125%, 10/15/22	USD	574,000	578,609
3.50%, 3/16/23	USD	325,000	329,423
Telecom Italia SPA (Italy)
7.175%, 6/18/19	USD	200,000	201,318
6.375%, 6/24/19	GBP	800,000	1,053,005
7.20%, 7/18/36	USD	1,000,000	1,015,400
7.721%, 6/4/38	USD	2,475,000	2,561,625
The Walt Disney Co. (United States)
6.65%, 11/15/37(c)	USD	1,100,000	1,519,468
6.15%, 2/15/41(c)	USD	550,000	735,200
TransCanada Corp. (Canada)
5.625%, 5/20/75(b)(g)	USD	1,800,000	1,759,860
5.30%, 3/15/77(b)(g)	USD	3,025,000	2,828,375
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(c)	USD	1,825,000	1,836,406
Verizon Communications, Inc. (United States) 5.012%, 4/15/49	USD	1,700,000	1,861,044
Vodafone Group PLC (United Kingdom) 7.00%, 4/4/79(b)(g)	USD	900,000	914,776
Xerox Corp. (United States) 4.50%, 5/15/21	USD	2,350,000	2,373,500

			78,707,062
UTILITIES: 4.1%
Dominion Energy, Inc. (United States) 5.75%, 10/1/54(b)(g)	USD	3,365,000	3,433,141
Enel SPA (Italy) 3.375%, 11/24/81(b)(g)	EUR	3,325,000	3,636,675
The Southern Co. (United States) 5.50%, 3/15/57(b)(g)	USD	3,050,000	3,108,082

			10,177,898

			122,894,660

TOTAL DEBT SECURITIES (Cost $240,602,452)			$242,298,190

SHORT-TERM INVESTMENTS: 4.8%

	PAR VALUE/ SHARES		VALUE
REPURCHASE AGREEMENT: 4.4%
Fixed Income Clearing Corporation(e) 1.60%, dated 3/29/19, due 4/1/19, maturity value $11,099,480	USD	11,098,000	11,098,000

See accompanying Notes to Consolidated Portfolio of Investments	Dodge & Cox Global Bond Fund / 2

Consolidated Portfolio of Investments (unaudited)	March 31, 2019

SHORT-TERM INVESTMENTS (continued)

	PAR VALUE/ SHARES		VALUE
MONEY MARKET FUND: 0.4%
State Street Institutional U.S. Government Money Market Fund	USD	993,982	$993,982

TOTAL SHORT-TERM INVESTMENTS (Cost $12,091,982)			$12,091,982

TOTAL INVESTMENTS IN SECURITIES (Cost $252,694,434)		101.9%	$254,390,172
OTHER ASSETS LESS LIABILITIES		(1.9%)	(4,864,365)

NET ASSETS		100.0%	$249,525,807

(a)	Inflation-linked
(b)	Hybrid security has characteristics of both a debt and equity security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 2.625%, 6/15/21. Total collateral value is $11,321,460.
(f)

Variable rate security: interest rate is determined by the interest rates of underlying pool of assets that collateralize the security. The interest rate of the security may change due to a change in the interest rates or the composition of underlying pool of assets. The interest rate shown is the rate as of period end.

(g)

Variable rate security: fixed-to-float security pays an initial fixed interest rate and will pay a floating interest rate established at a predetermined time in the future. The interest rate shown is the rate as of period end.

(h)	Dual currency bond. Issued in USD but pays in ARS at maturity.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

Debt securities with floating interest rates are linked to the referenced benchmark; the interest rate shown is the rate as of period end.

ARM: Adjustable Rate Mortgage

CMBS: Commercial Mortgage-Backed Security

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

ARS:Argentine Peso

BRL: Brazilian Real

COP:Colombian Peso

EUR:Euro

GBP:British Pound

IDR:Indonesian Rupiah

INR:Indian Rupee

MXN:Mexican Peso

PLN:Polish Zloty

THB: Thai Bhat

TRY:Turkish Lira

USD:United States Dollar

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
Euro-Bobl Future – Short Position	27	6/6/19	$(4,032,446)	$(33,270)
Euro-Bund Future – Short Position	75	6/6/19	(13,994,396)	(279,431)
Euro-Buxl Future – Short Position	15	6/6/19	(3,224,920)	(149,754)
Long-Term U.S. Treasury Bond – Short Position	74	6/19/19	(11,074,562)	(294,735)
UK-Gilt Future – Short Position	29	6/26/19	(4,886,439)	(87,631)
Ultra Long-Term U.S. Treasury Bond – Short Position	33	6/19/19	(5,544,000)	(208,535)

				$(1,053,356)

CENTRALLY CLEARED INTEREST RATE SWAPS

		Contract Amount
Notional Amount	Expiration Date	Fixed Rate	Value	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)
Pay Fixed (Semi-Annually)/Receive USD LIBOR 3-Month (Quarterly)
$1,460,000	6/19/49	3.00%	$(119,466)	$(50,606)	$(68,943)

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to sell BRL:
Goldman Sachs	8/13/19	1,020,656	4,039,756	$(190)
Contracts to sell EUR:
Bank of America	7/10/19	2,039,127	1,760,000	48,326
Bank of America	7/10/19	10,190,699	8,925,000	95,302
Barclays	4/24/19	775,476	675,000	16,884
Barclays	4/24/19	2,405,800	2,100,000	45,734
Barclays	4/24/19	918,874	800,000	19,801
Barclays	4/24/19	606,351	525,000	16,334
Barclays	7/10/19	1,249,947	1,075,000	33,974
Citibank	4/24/19	3,963,380	3,400,000	142,320
Citibank	4/24/19	2,814,295	2,450,000	60,885
Citibank	7/10/19	1,282,290	1,100,000	38,039
Contracts to sell GBP:
Barclays	4/24/19	641,154	500,000	(10,795)
Barclays	7/10/19	769,946	600,000	(15,361)
Citibank	4/24/19	130,952	100,000	562
Citibank	6/24/19	1,055,773	800,000	9,507
Goldman Sachs	4/24/19	1,801,856	1,400,000	(23,601)
Contracts to sell THB:
Barclays	1/22/20	1,219,357	38,300,000	3,255

Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation (Depreciation)
Contracts to buy BRL:
Goldman Sachs	8/13/19	490,966	1,875,000	(17,154)
Contracts to buy EUR:
Barclays	4/24/19	1,307,116	1,150,000	(14,699)
Barclays	4/24/19	930,399	825,000	(3,230)

Unrealized gain on currency forward contracts				530,923
Unrealized loss on currency forward contracts				(85,030)

Net unrealized gain on currency forward contracts				$445,893

3 / Dodge & Cox Global Bond Fund	See accompanying Notes to Consolidated Portfolio of Investments

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4 p.m. Eastern Time, each day that the NYSE is open for business.

Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar investments, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Other investments for which market quotes are readily available are valued at market value. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2019:

Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—	$55,801,100	$—
Government-Related	—	12,883,812	—
Securitized	—	50,718,618	—
Corporate	—	122,894,660	—
Short-term Investments
Repurchase Agreement	—	11,098,000	—
Money Market Fund	993,982	—	—

Total Securities	$993,982	$253,396,190	$—

Other Investments
Futures Contracts
Depreciation	$(1,053,356)	$—	$—
Swaps
Depreciation	—	(68,943)	—
Currency Forward Contracts
Appreciation	—	530,923	—
Depreciation	—	(85,030)	—

Security transactions. Security transactions are recorded on the trade date.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 4